UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2012

1.814648.107

LIM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,015
Series 2005 A2, 5% 6/1/12	1,500	1,511
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,031
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,986
5.5% 1/1/22	2,300	2,271
		13,814
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,946
5% 10/1/17 (FSA Insured)	10,000	11,502
5% 10/1/18 (FSA Insured)	2,500	2,871
5.25% 10/1/20 (FSA Insured)	6,695	7,762
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,773
6% 1/1/27	1,400	1,613
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,228
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,558
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,370
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,298
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,939
5% 7/1/20	2,550	2,830
5% 7/1/21	1,505	1,659
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (e)	2,450	2,480
5.5% 7/1/13 (e)	1,005	1,065
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,278
Series 2011 C, 5% 7/1/21	1,000	1,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Pre-Refunded to 7/1/12 @ 100)	$ 1,090	$ 1,104
Series 2009 A:
5% 7/1/14	1,500	1,646
5% 7/1/18	7,665	9,207
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	2,250	2,663
5% 7/1/25	2,000	2,262
		98,278
California - 15.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,965
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,808
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21 (a)	5,000	6,081
SeriesAM, 5% 12/1/19	5,015	5,859
Series AI:
5% 12/1/20	5,000	6,314
5% 12/1/25	2,195	2,646
5% 12/1/29	4,865	5,733
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,015
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,600	2,636
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,463
Series 2004 A:
5% 7/1/15	4,775	5,220
5.25% 7/1/12	1,210	1,225
5.25% 7/1/14	3,900	4,299
Series 2009 A:
5% 7/1/15	8,990	9,827
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,845
5% 7/1/19	7,625	9,194
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,310
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,616
5.25% 7/1/14	3,445	3,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009A:
5.25% 7/1/14 (Escrowed to Maturity)	$ 2,995	$ 3,318
Series 2009 B, 5% 7/1/20	5,600	6,640
Series A, 5% 7/1/18	4,510	5,408
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,654
5% 3/1/15	2,415	2,688
5% 8/1/16	6,070	6,995
5% 3/1/19	1,470	1,695
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,178
5% 3/1/26	2,200	2,364
5% 6/1/27 (AMBAC Insured)	1,800	1,918
5.125% 11/1/24	1,900	2,021
5.25% 2/1/15	145	154
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,176
5.25% 2/1/16	8,500	8,999
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,648
5.25% 2/1/28	3,400	3,539
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,471
5.5% 4/1/13 (AMBAC Insured)	1,000	1,050
5.5% 8/1/29	13,900	15,540
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,416
5.5% 8/1/30	10,000	11,131
5.5% 11/1/33	21,355	22,446
6% 3/1/33	12,375	14,366
6% 4/1/38	7,500	8,539
6% 11/1/39	35,800	41,093
6.5% 4/1/33	150	182
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,440
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,589
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	132
6.5% 10/1/38	5,300	6,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,235
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,425
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,458
Series 2011 D, 5% 8/15/35	3,000	3,175
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (b)(e)	6,600	6,600
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,540
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,437
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,726
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,081
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,847
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,382
5.25% 10/1/25	4,000	4,339
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,638
Series 2012 A:
5% 4/1/22 (a)	2,100	2,339
5% 4/1/23 (a)	5,000	5,499
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,668
5% 12/1/21	2,500	2,818
Series 2005 K, 5% 11/1/16	7,195	7,991
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,484
Series 2009 G1, 5.75% 10/1/30	2,100	2,334
Series 2009 I, 6.125% 11/1/29	1,300	1,496
Series 2010 A, 5.75% 3/1/30	4,100	4,550
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,106
Series 2009 A:
5.75% 11/1/25	5,000	5,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,656
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,042
5% 6/15/13	8,665	9,131
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	692
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,315
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,980
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.54%, tender 7/1/14 (b)	43,855	43,884
Series 2011 A2, 0.54%, tender 7/1/14 (b)	19,605	19,612
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,093
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,606
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,720
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,589
5.875% 1/15/27	1,000	1,017
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,149
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,180
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,789
Series 2010 C, 5.25% 8/1/39	3,700	4,236
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	$ 12,735	$ 15,364
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,511
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,245
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,664
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,761
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,571
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,163
5% 7/1/23	3,800	4,360
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,730
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,166
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,390
5% 7/1/20	2,000	2,305
5% 7/1/21	1,500	1,704
5% 7/1/22	2,250	2,521
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,675
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,618
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,506
Poway Unified School District:
Series B, 0% 8/1/40	2,240	467
0% 8/1/36	12,950	3,452
0% 8/1/37	16,850	4,181
0% 8/1/38	4,650	1,089
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,714
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	830
5.25% 7/1/21	700	829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	$ 2,195	$ 2,321
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,895
6.5% 8/1/27	3,500	4,234
6.5% 8/1/28	2,750	3,313
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,517
5.25% 8/1/26	2,200	2,314
5.5% 8/1/20	2,000	2,283
Series 2009 B, 5% 8/1/18	7,355	8,210
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,818
5% 5/15/22	2,000	2,337
Series 2009 B, 5% 5/15/12	500	503
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,200	684
Series C:
0% 7/1/46	20,405	3,079
0% 7/1/47	13,000	1,856
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (e)	1,395	1,400
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,562
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,381
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,393
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,839
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,412
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	969
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,880	$ 7,788
Series 2009 O, 5.25% 5/15/39	1,900	2,084
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,916
		722,552
Colorado - 0.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,992
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,103
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,530
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,383
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,128
5% 11/15/12 (Escrowed to Maturity)	120	124
5% 11/15/14	1,105	1,216
5% 11/15/14 (Escrowed to Maturity)	60	67
Series 2006 F:
5% 11/15/13	395	422
5% 11/15/13 (Escrowed to Maturity)	890	957
5% 11/15/14	420	462
5% 11/15/14 (Escrowed to Maturity)	935	1,044
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,177
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,408
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,140
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,140
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,227
Series 2010 A:
0% 9/1/35	2,000	490
0% 9/1/37	3,000	636
0% 9/1/38	3,760	748
		39,649
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,704
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,832
5% 2/1/15	10,000	11,216
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,038
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,196
		29,986
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,058
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,393
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,922
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,550
5% 4/1/14	2,000	2,144
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,737
		25,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,046
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,459
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,651
Series 2010 A3, 1.94% 6/1/13 (b)	5,200	5,229
Series 2011 A1, 5% 6/1/18	2,000	2,216
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,504
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	4,001
Series 2011:
5% 12/1/21	1,300	1,544
5% 12/1/23	2,245	2,597
5% 12/1/24	2,365	2,712
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,863
Escambia County Solid Waste Disp. Rev. Bonds:
(Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,101
Series 2009, 2%, tender 4/3/12 (b)	4,700	4,700
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,289
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,335
Series 2011 C:
5% 6/1/20	12,380	15,173
5% 6/1/21	13,005	16,022
5% 6/1/22	10,000	12,126
Series 2011 E, 5% 6/1/24	5,000	5,945
Series A, 5.5% 6/1/38	1,800	2,037
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,950
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,845
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,862
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	$ 5,000	$ 5,423
Series 2005 I:
5% 11/15/17	2,600	3,006
5% 11/15/18	2,000	2,332
Series 2008 B, 6% 11/15/37	12,000	13,561
Series B:
5% 11/15/17	1,050	1,171
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	172
Series G:
5% 11/15/12	965	992
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,653
5% 11/15/13 (Escrowed to Maturity)	55	59
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,869
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,739
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,872
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,097
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,443
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,179
5% 9/1/22	2,270	2,633
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,419
5% 10/1/14	7,000	7,559
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,565
5% 10/1/23	5,320	6,006
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,277
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,092
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,124
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,369
5% 11/15/14	2,485	2,707
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,631
5.25% 6/1/24	3,750	4,085
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,077
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,804
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,140
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,467
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,522
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,603
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,907
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,904
5% 8/1/15 (AMBAC Insured)	5,990	6,531
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,511
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,167
5.75% 10/1/43	1,850	1,975
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,133
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,959
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,883
5% 11/1/14 (FSA Insured)	1,825	1,990
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,173
Series 2012 B, 5% 8/1/26 (a)	4,000	4,480
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,786
5% 10/1/20	3,500	4,181
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,588
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,005
Series 2011, 5% 10/1/24	8,600	9,904
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,794
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,487
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,522
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,031
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,889
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,630
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,770
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,687
5% 10/1/18 (FSA Insured) (e)	10,515	11,714
5% 10/1/19 (FSA Insured) (e)	5,965	6,587
		409,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	$ 1,200	$ 1,241
Series 2011 B, 5% 1/1/13 (e)	1,000	1,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,268
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,819
1.2%, tender 4/1/14 (b)	5,200	5,227
Series 2008, 0.8%, tender 6/21/12 (b)	15,145	15,151
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,300
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,609
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,720
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,346
5% 11/1/18	6,000	6,908
5% 11/1/19	3,000	3,479
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	39
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,744
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,459
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	572
5% 9/15/14	715	761
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,709
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,838
5.25% 1/1/20	1,625	1,945
Series 2008 D, 5.75% 1/1/19	11,500	13,868
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	$ 1,350	$ 1,377
5% 10/1/13	1,450	1,539
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,633
		150,063
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,554
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,410
		9,964
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,110
6.75% 11/1/37	2,600	3,038
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,892
		8,040
Illinois - 11.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,077
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	904
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,752
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,019
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,755
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,820
Series 2010 F, 5% 12/1/31	20,000	21,002
Series 2011A, 5.5% 12/1/39	5,900	6,474
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (FGIC Insured)	3,600	1,758
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,797
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 365	$ 376
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	987
Series 2006 A, 5% 1/1/23	10,975	11,900
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,255
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	3,580	3,626
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
Series 2010 D:
5.25% 1/1/18 (e)	750	849
5.25% 1/1/19 (e)	5,125	5,827
Series 2011 B, 5% 1/1/20	4,430	5,114
Series 2011 C, 6.5% 1/1/41	14,300	16,926
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,846
Series 2010 C:
5% 1/1/22	3,155	3,738
5% 1/1/23	3,400	3,985
5% 1/1/24	2,000	2,314
5.25% 1/1/37	3,385	3,710
5.25% 1/1/40	1,575	1,723
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,756
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,837
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,669
5% 6/1/19 (AMBAC Insured)	3,705	4,055
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	884
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,431
Series 2008, 5.25% 11/1/33	5,200	5,610
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,180
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	641
Series 2009 D, 5% 11/15/17	3,250	3,771
Series 2010 A, 5.25% 11/15/24	17,925	20,368
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,814
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,966
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,434
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,479
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,527
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	502
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	553
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,412
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	20,724
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,695
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,492
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,711
5.25% 10/1/14	2,290	2,479
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,059
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 5,200	$ 5,607
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,032
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,839
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,124
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,489
5% 5/15/19	3,940	4,452
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,405
6.25% 5/1/21	6,395	7,505
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	801
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,434
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,659
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,338
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,011
Series 2008 A, 5.625% 1/1/37	12,245	12,579
Series 2009:
6.875% 8/15/38	325	363
7% 8/15/44	1,165	1,302
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,028
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,481
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,805
Series 2004 B, 5% 3/1/13	1,475	1,532
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/18	$ 9,600	$ 10,788
5% 1/1/19	3,200	3,600
Series 2007 B, 5% 1/1/15	1,150	1,259
Series 2009 A, 3.5% 9/1/13	3,000	3,110
Series 2010:
4% 1/1/13	3,900	3,994
5% 1/1/21 (FSA Insured)	10,000	11,030
Series 2012:
5% 3/1/20	3,250	3,651
5% 3/1/21	2,750	3,079
5% 3/1/22	5,000	5,570
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,609
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,301
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,356
5% 6/15/16	10,000	11,569
Series 2011, 4% 6/15/13	2,900	3,022
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,701
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,391
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,777
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,647
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,234
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,568
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	832
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 3,670
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,450
0% 12/1/14 (FSA Insured)	5,180	4,920
0% 12/1/15 (FSA Insured)	3,810	3,522
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,563
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,850
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,160
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,768
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,027
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,265
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,018
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,233
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,581
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,572
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,557
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,856
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	557
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,275
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,116
5% 10/1/19	1,475	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 2,927
0% 4/1/14	3,500	3,385
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,483
0% 11/1/14 (FSA Insured)	1,285	1,241
0% 11/1/16 (Escrowed to Maturity)	995	939
0% 11/1/16 (FSA Insured)	3,005	2,747
0% 11/1/17 (FSA Insured)	1,300	1,146
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	968
		539,148
Indiana - 2.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,053
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,208
5% 1/10/14 (FSA Insured)	1,180	1,268
5% 7/10/14 (FSA Insured)	1,215	1,319
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,516
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,961
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,914
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	650	659
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,817
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,139
5.25% 7/15/16 (FSA Insured)	2,095	2,419
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,930
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,554
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,578
5% 12/1/17	855	1,007
Series 2010 A, 5% 2/1/17	3,700	4,367
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.6%, tender 6/1/12 (b)(e)	5,600	5,600
Series B, 0.45%, tender 6/1/12 (b)	7,650	7,650
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,665
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,769
Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,862
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,198
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,714
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,651
0% 12/1/17 (AMBAC Insured)	1,470	1,279
0% 6/1/18 (AMBAC Insured)	1,740	1,480
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,144
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,608
5% 10/1/21	5,500	6,437
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,106
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,754
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,502
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,830
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	$ 1,790	$ 1,825
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,987
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,627
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,515
		129,189
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,911
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	336
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,240
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,073
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,031
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,031
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,630
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,612
		11,953
Kentucky - 1.6%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,442
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,356
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,244
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,453
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 23,325	$ 29,693
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,277
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,732
		73,192
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,420
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,086
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,329
5% 7/1/15	2,740	3,043
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,836
0% 9/1/13 (AMBAC Insured)	1,400	1,350
		17,064
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,641
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,268
6% 7/1/38	1,800	2,081
		8,990
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,832
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,457
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,011
5% 7/1/17	1,190	1,336
5% 7/1/18	2,500	2,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2010, 5.125% 7/1/39	$ 3,600	$ 3,848
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,733
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,756
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	580
5% 4/1/16	1,665	1,903
		26,293
Massachusetts - 2.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,159
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	773
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,176
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,244
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,716
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,058
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,924
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,330
Series 2004 B, 5.25% 8/1/20	13,865	17,329
Series 2007 C:
5.25% 8/1/22	3,300	3,914
5.25% 8/1/23	1,600	1,885
5.25% 8/1/24	4,000	4,678
Series 2011 A, 5% 4/1/23	10,000	12,002
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,075
Series 2008 E2, 5% 7/1/12	2,075	2,095
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,827
5% 7/1/21	4,700	5,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	$ 2,045	$ 2,136
5%, tender 7/1/15 (b)	7,000	7,644
(Northeastern Univ. Proj.) Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,803
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	998
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,959
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,712
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		108,959
Michigan - 1.9%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,154
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,526
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,303
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,720
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,130
Series 2006 D, 0.989% 7/1/32 (b)	5,530	3,882
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,768
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,636
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,411
5% 12/1/15	665	745
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,536
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	$ 1,000	$ 1,154
5% 11/15/21	650	751
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,624
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,907
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,025
Series 2008 A:
5% 5/15/12	1,250	1,256
5% 5/15/13	1,500	1,569
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,588
5% 12/1/26	980	1,063
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	261
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,130
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,397
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,080
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,192
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,044
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,853
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,172
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,027
4% 1/1/14	1,100	1,156
5% 1/1/15	1,585	1,733
		88,110
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	$ 1,000	$ 1,033
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,320
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,782
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,312
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,867
5% 1/1/20	4,500	5,305
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,090	1,133
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,737
5.5% 7/1/18	1,400	1,639
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	402
5% 5/15/13	395	409
5% 5/15/14	250	265
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,134
		31,928
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,326
5% 8/15/13	1,500	1,569
		2,895
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,031
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,022
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,144
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	380
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	2,016
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,650
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,943
		10,307
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,580
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,937
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,595
		5,532
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,555
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,137
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,020
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100)	1,000	1,010
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,691
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,053
5% 7/1/14	1,000	1,092
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,674
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,803
		23,412
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,572
		3,180
New Jersey - 1.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,802
Series 2005 B, 5% 2/15/13	2,210	2,275
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,694
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,355
5.25% 6/15/21	4,500	5,126
5.25% 6/15/22	10,585	11,912
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,383
5.25% 3/1/21	6,500	7,162
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,328
5.25% 3/1/23	1,500	1,642
5.25% 3/1/24	5,550	6,100
5.25% 3/1/25	4,200	4,601
5.25% 3/1/26	4,700	5,118
Series 2008 Y, 5% 9/1/12	2,545	2,595
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,623
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	4,016
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,658
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,101
		80,144
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,770
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,405
4% 9/1/16	3,000	3,276
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,407
		40,858
New York - 12.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,179
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,932
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,224
5.75% 7/1/40	1,000	1,082
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	5,022
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	2,240	2,249
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,194
5.75% 5/1/19 (FSA Insured)	5,590	6,162
5.75% 5/1/22 (FSA Insured)	8,525	9,358
5.75% 5/1/25 (FSA Insured)	1,715	1,868
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,941
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	$ 3,600	$ 4,001
Series 2005 G, 5% 8/1/14	6,500	7,162
Series 2008 E, 5% 8/1/13	11,760	12,489
Series 2010 C, 5% 8/1/14	10,000	11,019
Series 2010 E, 5% 8/1/16	11,210	13,051
Series C:
5.5% 8/1/13	1,965	2,049
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	37
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,378
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	899
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,292
Series 2009 S2, 6% 7/15/38	7,000	8,021
Series 2009 S3:
5.25% 1/15/34	20,000	21,918
5.25% 1/15/39	2,600	2,806
Series 2009 S4, 5.75% 1/15/39	6,400	7,156
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,680
5% 2/1/21	3,510	4,282
Series 2010 B, 5% 11/1/20	37,195	45,206
Series 2010 D:
5% 11/1/15	1,475	1,698
5% 11/1/16	9,410	11,094
Series 2012 A, 5% 11/1/21	5,460	6,726
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,875
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,993
Series 2009 A:
5% 3/15/17	9,975	11,790
5% 3/15/19	11,040	13,345
Series 2009 D, 5% 6/15/13	28,070	29,652
Series A:
5% 2/15/19	1,000	1,207
5% 2/15/20	3,000	3,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 5,275	$ 5,464
Series A:
5.75% 7/1/13	1,930	1,996
5.75% 7/1/13 (AMBAC Insured)	625	646
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,810
5% 8/15/13	7,390	7,848
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	869
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,674
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,080
Series 2009 A:
5% 7/1/20	5,000	5,921
5% 7/1/21	12,335	14,428
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,550
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,598
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,860
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,556
Series 2005 C, 5.25% 11/15/14	1,000	1,113
Series 2008 C, 6.5% 11/15/28	11,300	13,492
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	28,100	28,242
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,526
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,528
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,580
5% 4/1/14	1,500	1,634
Series 2010 A, 5% 4/1/23	8,195	9,516
Series 2011 A, 5% 4/1/19	2,000	2,410
Series 2011 A1, 5% 4/1/20	2,220	2,677
Series 2011 A2, 5% 4/1/21	2,000	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	$ 1,150	$ 1,210
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,454
Series 2008 D, 5% 1/1/13	9,500	9,832
Series 2011 A, 5% 3/15/22	7,605	9,209
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,034
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,464
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,309
5.25% 6/1/22 (AMBAC Insured)	9,450	9,906
5.5% 6/1/19	1,000	1,057
Series 2003 B, 5.5% 6/1/18	5,645	5,690
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	11,520	11,617
Series 2003B 1C:
5.5% 6/1/19	4,700	4,969
5.5% 6/1/20	800	845
5.5% 6/1/22	600	632
Series 2011, 5% 6/1/16	17,000	19,427
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,171
		567,640
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,338
		5,557
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,715
5.25% 6/1/20 (AMBAC Insured)	1,520	1,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	$ 2,245	$ 2,657
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,332
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,544
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13 (Assured Guaranty Corp. Insured)	2,350	2,429
Series 2009 B:
5% 1/1/15	1,250	1,380
5% 1/1/16	3,000	3,376
5% 1/1/20	2,110	2,423
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,594
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,492
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,867
5% 6/1/22	4,000	4,516
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,839
		35,793
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100)	3,685	3,714
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,010
5% 7/1/14	1,000	1,072
		5,796
Ohio - 2.4%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,539
5% 6/1/17	3,780	4,058
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,535
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,599
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,781
5% 10/1/22	2,000	2,294
5% 10/1/23	3,000	3,404
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,137
Series 2010 B, 4% 9/15/15	2,830	3,137
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,839
5% 8/1/16	3,480	4,056
Series 2010 B, 5% 8/1/15	15,775	17,950
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,272
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,419
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,813
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,694
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	15,448
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	25
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100)	975	983
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,629
		110,106
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,186
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005: - continued
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,550	$ 1,739
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,411
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,526
5% 8/15/13	1,260	1,334
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,681
5% 1/1/22 (FSA Insured)	12,455	14,387
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,421
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,077
5% 12/15/14	850	946
		35,147
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,768
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,608
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,584
Series 2008 B:
5% 6/15/12	2,000	2,018
5% 6/15/13	2,000	2,107
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,420
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,138
5% 12/15/13	1,155	1,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.): - continued
Series 2006 B, 5% 12/15/13	$ 3,115	$ 3,224
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,045
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,646
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,971
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,698
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,642
Series 2009 A, 5% 6/1/17	2,925	3,275
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,609
5% 3/1/22	2,000	2,313
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,080
Series 2011, 5% 7/1/21	2,100	2,599
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,428
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,072
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,185
Series 2009 B, 5% 12/1/16	12,500	14,504
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,777
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,224
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,841
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	739
Series 2010 C:
5% 9/1/20	14,000	15,889
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2010 C:
5% 9/1/21	$ 6,000	$ 6,753
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,356
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,053
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,066
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,792
5% 9/1/20 (FSA Insured)	1,000	1,201
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,487
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,191
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,397
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,391
		147,518
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,391
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,436
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,492
		23,319
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,134
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	671
		2,805
South Carolina - 0.9%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,386
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,360	$ 1,515
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,611
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	823
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,283
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,215
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,136
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,781
Series 2012 B, 5% 12/1/19 (a)	7,200	8,789
Series 2012 C:
5% 12/1/13 (a)	2,600	2,728
5% 12/1/20 (a)	7,500	8,868
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,484
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,054
		41,673
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	424
5.25% 11/1/18	1,000	1,164
		1,588
Tennessee - 0.9%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,831
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,100	5,161
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700	$ 1,766
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,134
Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,904
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,711
4.75% 7/1/15	3,560	3,892
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,730
0% 12/1/12 (Escrowed to Maturity)	235	234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,702
		41,396
Texas - 7.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,030
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,529
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	973
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,852
6% 1/1/18	1,000	1,061
6% 1/1/19	1,335	1,396
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,587
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,651
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,574
5% 11/15/17	1,375	1,644
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,210
5.25% 2/15/42	6,000	6,584
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	$ 2,995	$ 3,312
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	176
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100)	1,190	1,195
5.375% 5/1/16 (FSA Insured)	185	186
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100)	1,240	1,245
5.375% 5/1/17 (FSA Insured)	195	196
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,355
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,233
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,605
5% 8/15/13	9,575	9,998
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	826
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	194
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,492
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,328
5.25% 12/1/43	2,555	2,787
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,672
5% 11/1/16	3,000	3,477
5% 11/1/21	1,500	1,690
Series 2009, 5% 11/1/19	1,000	1,187
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,597
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,960
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,442
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,995
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,140
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,269
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	$ 1,260	$ 1,499
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,807
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,380
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,319
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,941
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,242
Series A, 5.5% 7/1/39	6,000	6,537
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,134
0% 8/15/15	2,000	1,937
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,947
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,199
0% 2/15/17	1,400	1,311
Series 2009, 4% 2/15/14	410	437
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,102
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,252
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	993
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,589
0% 8/15/17	1,020	944
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,677
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,545
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,742
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,910
5% 5/15/14	5,980	6,521
5% 5/15/14 (Escrowed to Maturity)	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
5% 5/15/14 (Escrowed to Maturity)	$ 15	$ 16
5% 5/15/15	2,470	2,784
5% 5/15/15 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,540
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,249
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,198
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 4/2/12 (b)	3,100	3,100
Montgomery County Gen. Oblig.:
Series 2002 A, 5.625% 3/1/19 (FSA Insured)	520	520
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,606
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,317
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,841
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,231
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,573
Series 2011 A, 6% 9/1/41	1,000	1,179
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,347
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,807
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,353
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	$ 1,000	$ 1,017
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,068
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,375
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,805
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,980
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,345
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,747
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,060
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,422
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,980
Series 2009:
5% 10/1/19	3,045	3,612
5% 10/1/20	2,180	2,575
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,810
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,257
5% 11/15/14	2,005	2,221
5% 11/15/15	1,880	2,145
5.75% 11/15/24	4,700	5,455
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,016
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,938
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,386
Series 2011 A:
5% 8/1/19 (e)	1,545	1,827
5% 8/1/21 (e)	1,530	1,805
Series 2011 B, 2% 8/1/12 (e)	3,300	3,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2011 C:
5% 8/1/20 (e)	$ 1,625	$ 1,925
5% 8/1/21 (e)	1,460	1,722
Series B, 0% 10/1/13	8,900	8,726
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,650
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,826
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,411
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,865
Texas Trans. Commission State Hwy. Fund Rev. Series 2006, 5% 4/1/22	2,500	2,858
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,162
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,055
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,685
5.5% 2/15/33	4,160	4,658
5.5% 2/15/37	4,820	5,316
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,442
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,214
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	61
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	816
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		351,098
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,913
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009: - continued
5% 8/15/18	$ 2,500	$ 2,951
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,654
		13,518
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,329
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,022
5% 12/1/14 (FSA Insured)	1,200	1,286
5% 12/1/15 (FSA Insured)	1,000	1,092
		5,729
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,393
5% 10/1/14	3,000	3,198
		6,591
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,665
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,234
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,908
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,635
		25,442
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,435
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	$ 1,000	$ 1,080
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,412
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,052
Series 2012 A:
5% 7/1/19 (a)	10,000	12,141
5% 7/1/20 (a)	25,000	30,544
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	147
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,896
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,083
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,452
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,531
Series 2009, 5.25% 1/1/42	1,900	2,092
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,515
5% 12/1/19	1,385	1,652
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,070
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,764
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,022
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,006
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,776
5% 8/15/16	2,500	2,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	$ 2,200	$ 2,356
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,830
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,990
		116,984
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,043
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,528
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,500
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,067
		7,138
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	875	883
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	1,300	1,313
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,269
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,876
5.75% 7/1/30	2,000	2,205
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,072
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	908
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	1,775	1,864
Series 2006 A, 5% 8/15/12	4,795	4,867
		16,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,995
TOTAL MUNICIPAL BONDS (Cost $4,025,371)		4,288,530
Municipal Notes - 0.4%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	12,800	12,840
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11528, 0.22% 4/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,820	5,820
TOTAL MUNICIPAL NOTES (Cost $18,653)		18,660
Money Market Funds - 4.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $193,041)	193,034,000	193,031
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $4,237,065)		4,500,221
NET OTHER ASSETS (LIABILITIES) - 3.8%		176,812
NET ASSETS - 100%		$ 4,677,033
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debit instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 45
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,307,190	$ -	$ 4,307,190	$ -
Money Market Funds	193,031	193,031	-	-
Total Investments in Securities:	$ 4,500,221	$ 193,031	$ 4,307,190	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,236,922,000. Net unrealized appreciation aggregated $263,299,000, of which $267,930,000 related to appreciated investment securities and $4,631,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

1.832282.106

ALIM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,015
Series 2005 A2, 5% 6/1/12	1,500	1,511
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,031
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,986
5.5% 1/1/22	2,300	2,271
		13,814
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,946
5% 10/1/17 (FSA Insured)	10,000	11,502
5% 10/1/18 (FSA Insured)	2,500	2,871
5.25% 10/1/20 (FSA Insured)	6,695	7,762
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,773
6% 1/1/27	1,400	1,613
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,228
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,558
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,370
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,298
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,939
5% 7/1/20	2,550	2,830
5% 7/1/21	1,505	1,659
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (e)	2,450	2,480
5.5% 7/1/13 (e)	1,005	1,065
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,278
Series 2011 C, 5% 7/1/21	1,000	1,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Pre-Refunded to 7/1/12 @ 100)	$ 1,090	$ 1,104
Series 2009 A:
5% 7/1/14	1,500	1,646
5% 7/1/18	7,665	9,207
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	2,250	2,663
5% 7/1/25	2,000	2,262
		98,278
California - 15.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,965
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,808
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21 (a)	5,000	6,081
SeriesAM, 5% 12/1/19	5,015	5,859
Series AI:
5% 12/1/20	5,000	6,314
5% 12/1/25	2,195	2,646
5% 12/1/29	4,865	5,733
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,015
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,600	2,636
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,463
Series 2004 A:
5% 7/1/15	4,775	5,220
5.25% 7/1/12	1,210	1,225
5.25% 7/1/14	3,900	4,299
Series 2009 A:
5% 7/1/15	8,990	9,827
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,845
5% 7/1/19	7,625	9,194
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,310
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,616
5.25% 7/1/14	3,445	3,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009A:
5.25% 7/1/14 (Escrowed to Maturity)	$ 2,995	$ 3,318
Series 2009 B, 5% 7/1/20	5,600	6,640
Series A, 5% 7/1/18	4,510	5,408
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,654
5% 3/1/15	2,415	2,688
5% 8/1/16	6,070	6,995
5% 3/1/19	1,470	1,695
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,178
5% 3/1/26	2,200	2,364
5% 6/1/27 (AMBAC Insured)	1,800	1,918
5.125% 11/1/24	1,900	2,021
5.25% 2/1/15	145	154
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,176
5.25% 2/1/16	8,500	8,999
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,648
5.25% 2/1/28	3,400	3,539
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,471
5.5% 4/1/13 (AMBAC Insured)	1,000	1,050
5.5% 8/1/29	13,900	15,540
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,416
5.5% 8/1/30	10,000	11,131
5.5% 11/1/33	21,355	22,446
6% 3/1/33	12,375	14,366
6% 4/1/38	7,500	8,539
6% 11/1/39	35,800	41,093
6.5% 4/1/33	150	182
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,440
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,589
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	132
6.5% 10/1/38	5,300	6,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,235
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,425
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,458
Series 2011 D, 5% 8/15/35	3,000	3,175
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (b)(e)	6,600	6,600
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,540
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,437
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,726
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,081
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,847
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,382
5.25% 10/1/25	4,000	4,339
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,638
Series 2012 A:
5% 4/1/22 (a)	2,100	2,339
5% 4/1/23 (a)	5,000	5,499
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,668
5% 12/1/21	2,500	2,818
Series 2005 K, 5% 11/1/16	7,195	7,991
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,484
Series 2009 G1, 5.75% 10/1/30	2,100	2,334
Series 2009 I, 6.125% 11/1/29	1,300	1,496
Series 2010 A, 5.75% 3/1/30	4,100	4,550
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,106
Series 2009 A:
5.75% 11/1/25	5,000	5,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,656
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,042
5% 6/15/13	8,665	9,131
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	692
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,315
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,980
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.54%, tender 7/1/14 (b)	43,855	43,884
Series 2011 A2, 0.54%, tender 7/1/14 (b)	19,605	19,612
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,093
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,606
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,720
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,589
5.875% 1/15/27	1,000	1,017
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,149
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,180
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,789
Series 2010 C, 5.25% 8/1/39	3,700	4,236
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	$ 12,735	$ 15,364
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,511
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,245
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,664
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,761
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,571
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,163
5% 7/1/23	3,800	4,360
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,730
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,166
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,390
5% 7/1/20	2,000	2,305
5% 7/1/21	1,500	1,704
5% 7/1/22	2,250	2,521
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,675
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,618
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,506
Poway Unified School District:
Series B, 0% 8/1/40	2,240	467
0% 8/1/36	12,950	3,452
0% 8/1/37	16,850	4,181
0% 8/1/38	4,650	1,089
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,714
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	830
5.25% 7/1/21	700	829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	$ 2,195	$ 2,321
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,895
6.5% 8/1/27	3,500	4,234
6.5% 8/1/28	2,750	3,313
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,517
5.25% 8/1/26	2,200	2,314
5.5% 8/1/20	2,000	2,283
Series 2009 B, 5% 8/1/18	7,355	8,210
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,818
5% 5/15/22	2,000	2,337
Series 2009 B, 5% 5/15/12	500	503
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,200	684
Series C:
0% 7/1/46	20,405	3,079
0% 7/1/47	13,000	1,856
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (e)	1,395	1,400
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,562
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,381
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,393
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,839
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,412
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	969
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,880	$ 7,788
Series 2009 O, 5.25% 5/15/39	1,900	2,084
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,916
		722,552
Colorado - 0.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,992
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,103
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,530
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,383
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,128
5% 11/15/12 (Escrowed to Maturity)	120	124
5% 11/15/14	1,105	1,216
5% 11/15/14 (Escrowed to Maturity)	60	67
Series 2006 F:
5% 11/15/13	395	422
5% 11/15/13 (Escrowed to Maturity)	890	957
5% 11/15/14	420	462
5% 11/15/14 (Escrowed to Maturity)	935	1,044
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,177
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,408
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,140
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,140
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,227
Series 2010 A:
0% 9/1/35	2,000	490
0% 9/1/37	3,000	636
0% 9/1/38	3,760	748
		39,649
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,704
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,832
5% 2/1/15	10,000	11,216
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,038
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,196
		29,986
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,058
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,393
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,922
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,550
5% 4/1/14	2,000	2,144
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,737
		25,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,046
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,459
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,651
Series 2010 A3, 1.94% 6/1/13 (b)	5,200	5,229
Series 2011 A1, 5% 6/1/18	2,000	2,216
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,504
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	4,001
Series 2011:
5% 12/1/21	1,300	1,544
5% 12/1/23	2,245	2,597
5% 12/1/24	2,365	2,712
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,863
Escambia County Solid Waste Disp. Rev. Bonds:
(Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,101
Series 2009, 2%, tender 4/3/12 (b)	4,700	4,700
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,289
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,335
Series 2011 C:
5% 6/1/20	12,380	15,173
5% 6/1/21	13,005	16,022
5% 6/1/22	10,000	12,126
Series 2011 E, 5% 6/1/24	5,000	5,945
Series A, 5.5% 6/1/38	1,800	2,037
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,950
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,845
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,862
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	$ 5,000	$ 5,423
Series 2005 I:
5% 11/15/17	2,600	3,006
5% 11/15/18	2,000	2,332
Series 2008 B, 6% 11/15/37	12,000	13,561
Series B:
5% 11/15/17	1,050	1,171
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	172
Series G:
5% 11/15/12	965	992
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,653
5% 11/15/13 (Escrowed to Maturity)	55	59
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,869
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,739
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,872
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,097
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,443
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,179
5% 9/1/22	2,270	2,633
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,419
5% 10/1/14	7,000	7,559
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,565
5% 10/1/23	5,320	6,006
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,277
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,092
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,124
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,369
5% 11/15/14	2,485	2,707
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,631
5.25% 6/1/24	3,750	4,085
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,077
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,804
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,140
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,467
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,522
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,603
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,907
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,904
5% 8/1/15 (AMBAC Insured)	5,990	6,531
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,511
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,167
5.75% 10/1/43	1,850	1,975
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,133
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,959
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,883
5% 11/1/14 (FSA Insured)	1,825	1,990
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,173
Series 2012 B, 5% 8/1/26 (a)	4,000	4,480
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,786
5% 10/1/20	3,500	4,181
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,588
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,005
Series 2011, 5% 10/1/24	8,600	9,904
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,794
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,487
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,522
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,031
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,889
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,630
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,770
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,687
5% 10/1/18 (FSA Insured) (e)	10,515	11,714
5% 10/1/19 (FSA Insured) (e)	5,965	6,587
		409,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	$ 1,200	$ 1,241
Series 2011 B, 5% 1/1/13 (e)	1,000	1,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,268
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,819
1.2%, tender 4/1/14 (b)	5,200	5,227
Series 2008, 0.8%, tender 6/21/12 (b)	15,145	15,151
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,300
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,609
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,720
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,346
5% 11/1/18	6,000	6,908
5% 11/1/19	3,000	3,479
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	39
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,744
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,459
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	572
5% 9/15/14	715	761
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,709
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,838
5.25% 1/1/20	1,625	1,945
Series 2008 D, 5.75% 1/1/19	11,500	13,868
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	$ 1,350	$ 1,377
5% 10/1/13	1,450	1,539
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,633
		150,063
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,554
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,410
		9,964
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,110
6.75% 11/1/37	2,600	3,038
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,892
		8,040
Illinois - 11.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,077
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	904
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,752
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,019
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,755
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,820
Series 2010 F, 5% 12/1/31	20,000	21,002
Series 2011A, 5.5% 12/1/39	5,900	6,474
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (FGIC Insured)	3,600	1,758
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,797
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 365	$ 376
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	987
Series 2006 A, 5% 1/1/23	10,975	11,900
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,255
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	3,580	3,626
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
Series 2010 D:
5.25% 1/1/18 (e)	750	849
5.25% 1/1/19 (e)	5,125	5,827
Series 2011 B, 5% 1/1/20	4,430	5,114
Series 2011 C, 6.5% 1/1/41	14,300	16,926
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,846
Series 2010 C:
5% 1/1/22	3,155	3,738
5% 1/1/23	3,400	3,985
5% 1/1/24	2,000	2,314
5.25% 1/1/37	3,385	3,710
5.25% 1/1/40	1,575	1,723
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,756
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,837
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,669
5% 6/1/19 (AMBAC Insured)	3,705	4,055
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	884
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,431
Series 2008, 5.25% 11/1/33	5,200	5,610
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,180
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	641
Series 2009 D, 5% 11/15/17	3,250	3,771
Series 2010 A, 5.25% 11/15/24	17,925	20,368
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,814
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,966
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,434
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,479
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,527
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	502
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	553
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,412
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	20,724
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,695
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,492
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,711
5.25% 10/1/14	2,290	2,479
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,059
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 5,200	$ 5,607
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,032
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,839
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,124
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,489
5% 5/15/19	3,940	4,452
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,405
6.25% 5/1/21	6,395	7,505
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	801
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,434
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,659
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,338
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,011
Series 2008 A, 5.625% 1/1/37	12,245	12,579
Series 2009:
6.875% 8/15/38	325	363
7% 8/15/44	1,165	1,302
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,028
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,481
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,805
Series 2004 B, 5% 3/1/13	1,475	1,532
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/18	$ 9,600	$ 10,788
5% 1/1/19	3,200	3,600
Series 2007 B, 5% 1/1/15	1,150	1,259
Series 2009 A, 3.5% 9/1/13	3,000	3,110
Series 2010:
4% 1/1/13	3,900	3,994
5% 1/1/21 (FSA Insured)	10,000	11,030
Series 2012:
5% 3/1/20	3,250	3,651
5% 3/1/21	2,750	3,079
5% 3/1/22	5,000	5,570
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,609
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,301
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,356
5% 6/15/16	10,000	11,569
Series 2011, 4% 6/15/13	2,900	3,022
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,701
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,391
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,777
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,647
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,234
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,568
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	832
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 3,670
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,450
0% 12/1/14 (FSA Insured)	5,180	4,920
0% 12/1/15 (FSA Insured)	3,810	3,522
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,563
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,850
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,160
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,768
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,027
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,265
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,018
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,233
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,581
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,572
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,557
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,856
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	557
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,275
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,116
5% 10/1/19	1,475	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 2,927
0% 4/1/14	3,500	3,385
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,483
0% 11/1/14 (FSA Insured)	1,285	1,241
0% 11/1/16 (Escrowed to Maturity)	995	939
0% 11/1/16 (FSA Insured)	3,005	2,747
0% 11/1/17 (FSA Insured)	1,300	1,146
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	968
		539,148
Indiana - 2.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,053
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,208
5% 1/10/14 (FSA Insured)	1,180	1,268
5% 7/10/14 (FSA Insured)	1,215	1,319
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,516
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,961
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,914
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	650	659
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,817
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,139
5.25% 7/15/16 (FSA Insured)	2,095	2,419
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,930
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,554
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,578
5% 12/1/17	855	1,007
Series 2010 A, 5% 2/1/17	3,700	4,367
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.6%, tender 6/1/12 (b)(e)	5,600	5,600
Series B, 0.45%, tender 6/1/12 (b)	7,650	7,650
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,665
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,769
Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,862
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,198
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,714
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,651
0% 12/1/17 (AMBAC Insured)	1,470	1,279
0% 6/1/18 (AMBAC Insured)	1,740	1,480
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,144
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,608
5% 10/1/21	5,500	6,437
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,106
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,754
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,502
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,830
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	$ 1,790	$ 1,825
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,987
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,627
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,515
		129,189
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,911
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	336
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,240
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,073
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,031
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,031
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,630
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,612
		11,953
Kentucky - 1.6%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,442
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,356
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,244
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,453
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 23,325	$ 29,693
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,277
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,732
		73,192
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,420
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,086
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,329
5% 7/1/15	2,740	3,043
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,836
0% 9/1/13 (AMBAC Insured)	1,400	1,350
		17,064
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,641
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,268
6% 7/1/38	1,800	2,081
		8,990
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,832
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,457
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,011
5% 7/1/17	1,190	1,336
5% 7/1/18	2,500	2,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2010, 5.125% 7/1/39	$ 3,600	$ 3,848
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,733
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,756
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	580
5% 4/1/16	1,665	1,903
		26,293
Massachusetts - 2.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,159
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	773
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,176
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,244
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,716
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,058
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,924
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,330
Series 2004 B, 5.25% 8/1/20	13,865	17,329
Series 2007 C:
5.25% 8/1/22	3,300	3,914
5.25% 8/1/23	1,600	1,885
5.25% 8/1/24	4,000	4,678
Series 2011 A, 5% 4/1/23	10,000	12,002
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,075
Series 2008 E2, 5% 7/1/12	2,075	2,095
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,827
5% 7/1/21	4,700	5,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	$ 2,045	$ 2,136
5%, tender 7/1/15 (b)	7,000	7,644
(Northeastern Univ. Proj.) Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,803
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	998
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,959
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,712
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		108,959
Michigan - 1.9%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,154
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,526
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,303
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,720
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,130
Series 2006 D, 0.989% 7/1/32 (b)	5,530	3,882
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,768
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,636
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,411
5% 12/1/15	665	745
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,536
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	$ 1,000	$ 1,154
5% 11/15/21	650	751
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,624
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,907
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,025
Series 2008 A:
5% 5/15/12	1,250	1,256
5% 5/15/13	1,500	1,569
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,588
5% 12/1/26	980	1,063
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	261
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,130
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,397
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,080
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,192
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,044
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,853
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,172
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,027
4% 1/1/14	1,100	1,156
5% 1/1/15	1,585	1,733
		88,110
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	$ 1,000	$ 1,033
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,320
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,782
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,312
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,867
5% 1/1/20	4,500	5,305
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,090	1,133
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,737
5.5% 7/1/18	1,400	1,639
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	402
5% 5/15/13	395	409
5% 5/15/14	250	265
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,134
		31,928
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,326
5% 8/15/13	1,500	1,569
		2,895
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,031
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,022
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,144
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	380
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	2,016
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,650
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,943
		10,307
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,580
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,937
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,595
		5,532
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,555
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,137
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,020
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100)	1,000	1,010
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,691
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,053
5% 7/1/14	1,000	1,092
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,674
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,803
		23,412
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,572
		3,180
New Jersey - 1.7%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,802
Series 2005 B, 5% 2/15/13	2,210	2,275
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,694
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,355
5.25% 6/15/21	4,500	5,126
5.25% 6/15/22	10,585	11,912
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,383
5.25% 3/1/21	6,500	7,162
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,328
5.25% 3/1/23	1,500	1,642
5.25% 3/1/24	5,550	6,100
5.25% 3/1/25	4,200	4,601
5.25% 3/1/26	4,700	5,118
Series 2008 Y, 5% 9/1/12	2,545	2,595
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,623
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	4,016
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	$ 3,035	$ 3,658
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,101
		80,144
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,770
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,405
4% 9/1/16	3,000	3,276
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,407
		40,858
New York - 12.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,179
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,932
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,224
5.75% 7/1/40	1,000	1,082
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	5,022
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	2,240	2,249
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,194
5.75% 5/1/19 (FSA Insured)	5,590	6,162
5.75% 5/1/22 (FSA Insured)	8,525	9,358
5.75% 5/1/25 (FSA Insured)	1,715	1,868
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,941
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	$ 3,600	$ 4,001
Series 2005 G, 5% 8/1/14	6,500	7,162
Series 2008 E, 5% 8/1/13	11,760	12,489
Series 2010 C, 5% 8/1/14	10,000	11,019
Series 2010 E, 5% 8/1/16	11,210	13,051
Series C:
5.5% 8/1/13	1,965	2,049
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	37
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,378
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	899
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,292
Series 2009 S2, 6% 7/15/38	7,000	8,021
Series 2009 S3:
5.25% 1/15/34	20,000	21,918
5.25% 1/15/39	2,600	2,806
Series 2009 S4, 5.75% 1/15/39	6,400	7,156
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,680
5% 2/1/21	3,510	4,282
Series 2010 B, 5% 11/1/20	37,195	45,206
Series 2010 D:
5% 11/1/15	1,475	1,698
5% 11/1/16	9,410	11,094
Series 2012 A, 5% 11/1/21	5,460	6,726
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,875
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,993
Series 2009 A:
5% 3/15/17	9,975	11,790
5% 3/15/19	11,040	13,345
Series 2009 D, 5% 6/15/13	28,070	29,652
Series A:
5% 2/15/19	1,000	1,207
5% 2/15/20	3,000	3,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	$ 5,275	$ 5,464
Series A:
5.75% 7/1/13	1,930	1,996
5.75% 7/1/13 (AMBAC Insured)	625	646
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,810
5% 8/15/13	7,390	7,848
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	869
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,674
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,080
Series 2009 A:
5% 7/1/20	5,000	5,921
5% 7/1/21	12,335	14,428
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,550
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,598
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,860
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,556
Series 2005 C, 5.25% 11/15/14	1,000	1,113
Series 2008 C, 6.5% 11/15/28	11,300	13,492
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	28,100	28,242
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,526
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,528
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,580
5% 4/1/14	1,500	1,634
Series 2010 A, 5% 4/1/23	8,195	9,516
Series 2011 A, 5% 4/1/19	2,000	2,410
Series 2011 A1, 5% 4/1/20	2,220	2,677
Series 2011 A2, 5% 4/1/21	2,000	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	$ 1,150	$ 1,210
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,454
Series 2008 D, 5% 1/1/13	9,500	9,832
Series 2011 A, 5% 3/15/22	7,605	9,209
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,034
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,464
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,309
5.25% 6/1/22 (AMBAC Insured)	9,450	9,906
5.5% 6/1/19	1,000	1,057
Series 2003 B, 5.5% 6/1/18	5,645	5,690
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	11,520	11,617
Series 2003B 1C:
5.5% 6/1/19	4,700	4,969
5.5% 6/1/20	800	845
5.5% 6/1/22	600	632
Series 2011, 5% 6/1/16	17,000	19,427
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,171
		567,640
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,338
		5,557
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,715
5.25% 6/1/20 (AMBAC Insured)	1,520	1,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	$ 2,245	$ 2,657
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,332
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,544
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13 (Assured Guaranty Corp. Insured)	2,350	2,429
Series 2009 B:
5% 1/1/15	1,250	1,380
5% 1/1/16	3,000	3,376
5% 1/1/20	2,110	2,423
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,594
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,492
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,867
5% 6/1/22	4,000	4,516
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,839
		35,793
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100)	3,685	3,714
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,010
5% 7/1/14	1,000	1,072
		5,796
Ohio - 2.4%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,539
5% 6/1/17	3,780	4,058
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,535
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,599
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,781
5% 10/1/22	2,000	2,294
5% 10/1/23	3,000	3,404
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,137
Series 2010 B, 4% 9/15/15	2,830	3,137
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,839
5% 8/1/16	3,480	4,056
Series 2010 B, 5% 8/1/15	15,775	17,950
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,272
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,419
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,813
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,694
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	15,448
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	25
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100)	975	983
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,629
		110,106
Oklahoma - 0.7%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,186
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005: - continued
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,550	$ 1,739
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,411
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,526
5% 8/15/13	1,260	1,334
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,681
5% 1/1/22 (FSA Insured)	12,455	14,387
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,421
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,077
5% 12/15/14	850	946
		35,147
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,768
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,608
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,584
Series 2008 B:
5% 6/15/12	2,000	2,018
5% 6/15/13	2,000	2,107
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,420
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,138
5% 12/15/13	1,155	1,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.): - continued
Series 2006 B, 5% 12/15/13	$ 3,115	$ 3,224
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,045
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,646
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,971
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,698
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,642
Series 2009 A, 5% 6/1/17	2,925	3,275
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,609
5% 3/1/22	2,000	2,313
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,080
Series 2011, 5% 7/1/21	2,100	2,599
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,428
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,072
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,185
Series 2009 B, 5% 12/1/16	12,500	14,504
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,777
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,224
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,841
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	739
Series 2010 C:
5% 9/1/20	14,000	15,889
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2010 C:
5% 9/1/21	$ 6,000	$ 6,753
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,356
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,053
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,066
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,792
5% 9/1/20 (FSA Insured)	1,000	1,201
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,487
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,191
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,397
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,391
		147,518
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,391
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,436
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,492
		23,319
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,134
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	671
		2,805
South Carolina - 0.9%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,386
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,360	$ 1,515
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,611
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	823
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,283
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,215
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,136
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,781
Series 2012 B, 5% 12/1/19 (a)	7,200	8,789
Series 2012 C:
5% 12/1/13 (a)	2,600	2,728
5% 12/1/20 (a)	7,500	8,868
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,484
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,054
		41,673
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	424
5.25% 11/1/18	1,000	1,164
		1,588
Tennessee - 0.9%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,831
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,100	5,161
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700	$ 1,766
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,134
Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,904
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,711
4.75% 7/1/15	3,560	3,892
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,730
0% 12/1/12 (Escrowed to Maturity)	235	234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,702
		41,396
Texas - 7.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,030
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,529
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	973
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,852
6% 1/1/18	1,000	1,061
6% 1/1/19	1,335	1,396
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,587
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,651
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,574
5% 11/15/17	1,375	1,644
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,210
5.25% 2/15/42	6,000	6,584
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	$ 2,995	$ 3,312
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	176
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100)	1,190	1,195
5.375% 5/1/16 (FSA Insured)	185	186
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100)	1,240	1,245
5.375% 5/1/17 (FSA Insured)	195	196
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,355
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,233
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,605
5% 8/15/13	9,575	9,998
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	826
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	194
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,492
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,328
5.25% 12/1/43	2,555	2,787
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,672
5% 11/1/16	3,000	3,477
5% 11/1/21	1,500	1,690
Series 2009, 5% 11/1/19	1,000	1,187
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,597
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,960
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,442
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,995
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,140
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,269
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	$ 1,260	$ 1,499
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,807
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,380
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,319
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,941
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,242
Series A, 5.5% 7/1/39	6,000	6,537
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,134
0% 8/15/15	2,000	1,937
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,947
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,199
0% 2/15/17	1,400	1,311
Series 2009, 4% 2/15/14	410	437
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,102
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,252
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	993
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,589
0% 8/15/17	1,020	944
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,677
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,545
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,742
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,910
5% 5/15/14	5,980	6,521
5% 5/15/14 (Escrowed to Maturity)	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
5% 5/15/14 (Escrowed to Maturity)	$ 15	$ 16
5% 5/15/15	2,470	2,784
5% 5/15/15 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,540
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,249
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,198
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 4/2/12 (b)	3,100	3,100
Montgomery County Gen. Oblig.:
Series 2002 A, 5.625% 3/1/19 (FSA Insured)	520	520
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,606
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,317
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,841
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,231
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,573
Series 2011 A, 6% 9/1/41	1,000	1,179
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,347
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,807
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,353
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	$ 1,000	$ 1,017
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,068
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,375
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,805
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,980
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,345
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,747
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,060
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,422
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,980
Series 2009:
5% 10/1/19	3,045	3,612
5% 10/1/20	2,180	2,575
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,810
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,257
5% 11/15/14	2,005	2,221
5% 11/15/15	1,880	2,145
5.75% 11/15/24	4,700	5,455
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,016
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,938
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,386
Series 2011 A:
5% 8/1/19 (e)	1,545	1,827
5% 8/1/21 (e)	1,530	1,805
Series 2011 B, 2% 8/1/12 (e)	3,300	3,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2011 C:
5% 8/1/20 (e)	$ 1,625	$ 1,925
5% 8/1/21 (e)	1,460	1,722
Series B, 0% 10/1/13	8,900	8,726
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,650
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,826
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,411
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,865
Texas Trans. Commission State Hwy. Fund Rev. Series 2006, 5% 4/1/22	2,500	2,858
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,162
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,055
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,685
5.5% 2/15/33	4,160	4,658
5.5% 2/15/37	4,820	5,316
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,442
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,214
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	61
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	816
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		351,098
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,913
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009: - continued
5% 8/15/18	$ 2,500	$ 2,951
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,654
		13,518
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,329
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,022
5% 12/1/14 (FSA Insured)	1,200	1,286
5% 12/1/15 (FSA Insured)	1,000	1,092
		5,729
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,393
5% 10/1/14	3,000	3,198
		6,591
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,665
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,234
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,908
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,635
		25,442
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,435
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	$ 1,000	$ 1,080
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,412
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,052
Series 2012 A:
5% 7/1/19 (a)	10,000	12,141
5% 7/1/20 (a)	25,000	30,544
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	147
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,896
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,083
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,452
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,531
Series 2009, 5.25% 1/1/42	1,900	2,092
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,515
5% 12/1/19	1,385	1,652
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,070
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,764
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,022
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,006
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,776
5% 8/15/16	2,500	2,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	$ 2,200	$ 2,356
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,830
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,990
		116,984
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,043
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,528
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,500
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,067
		7,138
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	875	883
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	1,300	1,313
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,269
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,876
5.75% 7/1/30	2,000	2,205
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,072
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	908
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	1,775	1,864
Series 2006 A, 5% 8/15/12	4,795	4,867
		16,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 6,350	$ 6,995
TOTAL MUNICIPAL BONDS (Cost $4,025,371)		4,288,530
Municipal Notes - 0.4%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	12,800	12,840
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11528, 0.22% 4/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,820	5,820
TOTAL MUNICIPAL NOTES (Cost $18,653)		18,660
Money Market Funds - 4.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $193,041)	193,034,000	193,031
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $4,237,065)		4,500,221
NET OTHER ASSETS (LIABILITIES) - 3.8%		176,812
NET ASSETS - 100%		$ 4,677,033
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debit instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 45
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,307,190	$ -	$ 4,307,190	$ -
Money Market Funds	193,031	193,031	-	-
Total Investments in Securities:	$ 4,500,221	$ 193,031	$ 4,307,190	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,236,922,000. Net unrealized appreciation aggregated $263,299,000, of which $267,930,000 related to appreciated investment securities and $4,631,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2012

1.799874.108

FSN-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.2%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 13,353
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,101
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		14,220	13,131
2.5% 5/15/37		3,720	3,371
			16,502
TOTAL ENERGY			18,603
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		4,820	4,742
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		2,400	2,304
TOTAL CONVERTIBLE BONDS			39,002
Nonconvertible Bonds - 38.8%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.7%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,510
10.75% 8/15/16 (h)		1,593	1,728
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,731
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,162
6.75% 2/15/21		12,265	13,001
Delphi Corp.:
5.875% 5/15/19 (h)		4,450	4,684
6.125% 5/15/21 (h)		4,130	4,378
Exide Technologies 8.625% 2/1/18		11,855	9,899
International Automotive Components Group SA 9.125% 6/1/18 (h)		4,835	4,158
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp. 7.875% 3/15/18		$ 555	$ 604
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		2,210	2,558
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,080	2,207
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,943
7.75% 8/15/18		1,360	1,459
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		4,405	4,691
			64,713
Automobiles - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (h)		2,060	2,197
Ford Motor Co. 7.45% 7/16/31		10,382	12,692
General Motors Corp.:
6.75% 5/1/28 (d)		8,668	58
7.125% 7/15/13 (d)		1,455	10
7.2% 1/15/11 (d)		3,635	24
7.4% 9/1/25 (d)		455	3
7.7% 4/15/16 (d)		6,455	43
8.25% 7/15/23 (d)		4,400	29
8.375% 7/15/33 (d)		6,365	43
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,425	3,716
			18,815
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20 (h)		2,560	2,739
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	5,840	3,326
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)		18,160	18,432
Chester Downs & Marina LLC 9.25% 2/1/20 (h)		1,330	1,406
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,294
Landry's Restaurants, Inc. 11.625% 12/1/15		2,125	2,364
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,841
MGM Mirage, Inc. 10.375% 5/15/14		1,235	1,405
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,740	2,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		11,387	11,159
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		$ 2,470	$ 2,711
NCL Corp. Ltd. 9.5% 11/15/18		1,310	1,408
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		995	1,032
Roadhouse Financing, Inc. 10.75% 10/15/17		1,375	1,334
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)		615	621
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,380	997
Station Casinos LLC 3.65% 6/18/18 (f)(h)		17,965	12,351
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)		525	557
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		8,645	9,395
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		686	261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (h)		12,640	12,324
7.75% 8/15/20		19,415	21,211
			116,429
Household Durables - 1.1%
Jarden Corp. 6.125% 11/15/22		2,905	3,043
KB Home 8% 3/15/20		1,270	1,245
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		5,840	6,453
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)		5,380	5,528
7.125% 4/15/19 (h)		10,870	11,332
7.875% 8/15/19 (h)		6,120	6,548
8.25% 2/15/21 (h)		19,190	17,991
9% 5/15/18 (h)		390	387
9% 4/15/19 (h)		21,450	21,075
9.875% 8/15/19 (h)		9,650	9,843
9.875% 8/15/19 (h)		3,050	3,111
Sealy Mattress Co. 10.875% 4/15/16 (h)		1,177	1,277
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,130
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 3,850	$ 4,014
Toll Brothers Finance Corp. 5.875% 2/15/22		4,525	4,627
			98,604
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		6,855	7,712
Eastman Kodak Co. 10.625% 3/15/19 (d)(h)		3,065	2,659
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,473
			11,844
Media - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)		2,035	2,096
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		9,290	9,615
6.625% 1/31/22		7,175	7,462
7.375% 6/1/20		4,895	5,299
7.875% 4/30/18		2,635	2,846
8.125% 4/30/20		6,280	6,971
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		8,360	8,945
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,402	3,879
Checkout Holding Corp. 0% 11/15/15 (h)		2,915	1,210
DISH DBS Corp. 6.75% 6/1/21		8,535	9,218
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,973
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (h)		4,255	2,255
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,980
8.5% 7/15/29		1,730	1,756
MDC Partners, Inc. 11% 11/1/16		755	823
MediMedia USA, Inc. 11.375% 11/15/14 (h)		770	724
ONO Finance II PLC 10.875% 7/15/19 (h)		1,015	924
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,305
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,429
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,165	3,236
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		$ 3,950	$ 4,162
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)		3,845	3,970
			95,078
Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,400
Claire's Stores, Inc. 8.875% 3/15/19		1,550	1,364
Ltd. Brands, Inc. 5.625% 2/15/22		7,060	7,148
Michaels Stores, Inc. 7.75% 11/1/18		9,645	10,320
Office Depot, Inc. 9.75% 3/15/19 (h)		3,275	3,386
Sally Holdings LLC 6.875% 11/15/19 (h)		2,870	3,049
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,726
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,505	2,555
			37,948
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	6,806
Levi Strauss & Co.:
7.625% 5/15/20		8,365	8,804
8.875% 4/1/16		1,535	1,589
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,439
			18,638
TOTAL CONSUMER DISCRETIONARY			464,808
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		705	726
Food & Staples Retailing - 0.4%
BFF International Ltd. 7.25% 1/28/20 (h)		2,880	3,218
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		4,060	4,304
Grifols, Inc. 8.25% 2/1/18		4,285	4,628
Rite Aid Corp.:
8% 8/15/20		6,605	7,637
9.25% 3/15/20 (h)		7,270	7,379
9.375% 12/15/15		2,520	2,558
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.75% 6/12/16		$ 3,290	$ 3,652
10.25% 10/15/19		1,655	1,907
			35,283
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)		2,960	3,019
Darling International, Inc. 8.5% 12/15/18		1,020	1,142
Dean Foods Co. 9.75% 12/15/18		6,515	7,215
Gruma SAB de CV 7.75% (Reg. S) (i)		4,463	4,485
Hines Nurseries, Inc. 10.25% 10/1/49 (d)		520	0
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (h)		2,900	2,973
11.625% 5/1/14		4,120	4,779
MHP SA 10.25% 4/29/15 (h)		3,560	3,400
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,846
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,493
			34,352
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		2,390	2,465
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (h)		2,510	2,830
			5,295
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,463
NBTY, Inc. 9% 10/1/18		4,475	4,889
Prestige Brands, Inc. 8.125% 2/1/20 (h)		675	729
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,717
			10,798
TOTAL CONSUMER STAPLES			86,454
ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,027
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,010	4,972
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,377
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		2,009	2,109
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. 6.5% 6/1/19		$ 3,555	$ 3,733
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,223
Precision Drilling Corp. 6.5% 12/15/21 (h)		850	888
Pride International, Inc. 6.875% 8/15/20		2,775	3,378
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,450	1,542
			24,249
Oil, Gas & Consumable Fuels - 5.8%
Afren PLC 11.5% 2/1/16 (h)		1,705	1,846
Alpha Natural Resources, Inc.:
6% 6/1/19		3,240	2,900
6.25% 6/1/21		1,275	1,141
ATP Oil & Gas Corp. 11.875% 5/1/15		29,260	20,921
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,777
10.25% 6/1/14		1,820	2,075
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		1,520	1,592
9.375% 5/1/19		1,840	1,927
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,475
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,812
Chesapeake Energy Corp.:
6.775% 3/15/19		10,640	10,560
6.875% 11/15/20		17,670	18,244
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (h)		2,180	2,169
6.125% 7/15/22 (h)		5,075	5,075
Clayton Williams Energy, Inc. 7.75% 4/1/19		4,605	4,582
Concho Resources, Inc.:
6.5% 1/15/22		5,640	5,936
7% 1/15/21		2,565	2,751
8.625% 10/1/17		1,850	2,017
CONSOL Energy, Inc.:
8% 4/1/17		5,825	6,116
8.25% 4/1/20		5,980	6,279
Continental Resources, Inc.:
5% 9/15/22 (h)		8,430	8,451
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc.: - continued
7.125% 4/1/21		$ 2,265	$ 2,511
8.25% 10/1/19		770	860
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)		2,010	2,058
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,638
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,837
9.75% 3/1/16		1,310	1,438
DTEK Finance BV 9.5% 4/28/15 (h)		2,110	2,026
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,880
Endeavour International Corp. 12% 3/1/18 (h)		5,195	5,273
Energy Partners Ltd. 8.25% 2/15/18		5,860	5,941
Energy Transfer Equity LP 7.5% 10/15/20		9,100	10,101
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,416
EXCO Resources, Inc. 7.5% 9/15/18		5,700	4,988
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	2,962
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		3,155	3,471
7% 5/5/20 (h)		3,680	4,195
9.125% 7/2/18 (h)		4,345	5,420
11.75% 1/23/15 (h)		3,280	4,002
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		18,125	18,805
8.625% 4/15/20		12,975	13,981
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		8,390	8,810
6.75% 11/1/20		1,690	1,825
Newfield Exploration Co. 6.875% 2/1/20		11,450	11,994
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)		4,135	4,507
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)		14,105	14,669
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		6,518	7,154
Pan American Energy LLC 7.875% 5/7/21 (h)		3,605	3,506
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)		8,170	8,374
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.:
6% 11/15/18 (h)		$ 9,950	$ 9,900
6.25% 11/15/21 (h)		830	826
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,595	5,215
6.625% 6/15/35		7,315	8,303
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)		5,835	6,098
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,440	2,627
6.875% 1/20/40		2,875	3,367
8.375% 12/10/18		3,950	4,999
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,574
Petroleos de Venezuela SA:
4.9% 10/28/14		19,565	17,511
5% 10/28/15		2,520	2,085
5.375% 4/12/27		15,770	9,699
5.5% 4/12/37		11,695	6,929
8% 11/17/13		4,005	4,001
8.5% 11/2/17 (h)		39,370	34,941
12.75% 2/17/22 (h)		15,690	15,612
Petroleos Mexicanos:
4.875% 1/24/22 (h)		3,430	3,602
5.5% 1/21/21		4,255	4,702
6% 3/5/20		2,680	3,062
6.5% 6/2/41		1,925	2,166
6.5% 6/2/41 (h)		1,925	2,156
6.625% (h)(i)		12,125	12,519
8% 5/3/19		2,420	3,073
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (Reg. S)		1,894	1,961
Petroleum Development Corp. 12% 2/15/18		3,785	4,107
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,960
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,750	1,903
PT Pertamina Persero:
5.25% 5/23/21 (h)		2,930	3,062
6.5% 5/27/41 (h)		2,130	2,295
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,098
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,526
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Star Central Corp. 6.75% 3/1/16		$ 1,460	$ 1,482
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (h)		2,325	2,348
6.875% 2/1/21		2,425	2,546
11.25% 7/15/17		3,605	4,047
Teekay Corp. 8.5% 1/15/20		3,285	3,408
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,445
7.625% 4/1/37		1,550	1,853
8.375% 6/15/32		1,570	1,920
Venoco, Inc.:
8.875% 2/15/19		6,410	5,849
11.5% 10/1/17		4,610	4,794
WPX Energy, Inc. 6% 1/15/22 (h)		6,100	6,054
YPF SA 10% 11/2/28		1,545	1,615
			546,528
TOTAL ENERGY			570,777
FINANCIALS - 7.5%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		5,130	5,486
HSBC Bank PLC 5.75% 6/27/17 (f)	GBP	1,010	1,597
Lloyds TSB Bank PLC:
4.875% 3/30/27	GBP	2,650	4,293
5.125% 3/7/25	GBP	2,050	3,453
Penson Worldwide, Inc. 12.5% 5/15/17 (h)		3,245	1,460
			16,289
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,000	5,055
African Export-Import Bank 8.75% 11/13/14		1,880	2,068
Akbank T.A.S. 5.125% 7/22/15 (h)		4,930	4,924
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		2,215	2,477
6.5% 6/10/19 (h)		1,165	1,370
Barclays Bank PLC 4.25% 1/12/22	GBP	1,350	2,233
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BBVA Paraguay SA 9.75% 2/11/16 (h)		$ 4,055	$ 4,298
CIT Group, Inc.:
5.25% 3/15/18		21,065	21,223
5.5% 2/15/19 (h)		31,085	31,707
7% 5/4/15 (h)		2,319	2,322
7% 5/2/16 (h)		700	702
7% 5/2/17 (h)		22,586	22,642
Co-Operative Bank PLC 4.75% 11/11/21	GBP	3,600	5,944
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (h)		2,600	2,763
Development Bank of Philippines 8.375% (i)(m)		5,840	6,278
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,329	3,212
Export-Import Bank of India 0.6957% 6/7/12 (m)	JPY	150,000	1,806
HSBK (Europe) BV:
7.25% 5/3/17 (h)		4,790	4,982
9.25% 10/16/13 (h)		5,100	5,406
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,774
8.2% 12/12/12	NGN	760,000	4,578
JSC Kazkommertsbank BV 8% 11/3/15 (h)		1,550	1,476
Kazkommerts International BV 8.5% 4/16/13 (h)		1,965	1,985
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,515
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	2,050	3,507
RSHB Capital SA:
6% 6/3/21 (h)		1,985	1,940
9% 6/11/14 (h)		1,865	2,065
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	2,200	3,225
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		4,735	3,693
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,115	2,136
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (h)(m)		3,315	3,075
Turkiye Is Bankasi A/S 5.1% 2/1/16 (h)		1,940	1,940
US Bank NA 1.285% 2/28/17 (m)	EUR	1,250	1,542
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 8,685	$ 9,423
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (h)		3,725	3,818
			184,104
Consumer Finance - 2.6%
Ally Financial, Inc.:
3.71% 2/11/14 (m)		15,330	15,062
5.5% 2/15/17		6,620	6,620
6.75% 12/1/14		3,485	3,633
7.5% 9/15/20		26,035	28,118
8% 3/15/20		25,595	28,474
8% 11/1/31		56,464	61,687
Ford Motor Credit Co. LLC:
4.25% 2/3/17		21,015	21,241
5.75% 2/1/21		2,070	2,241
5.875% 8/2/21		15,415	16,626
12% 5/15/15		10,075	12,443
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,962
8% 11/1/31		24,015	25,610
SLM Corp.:
6% 1/25/17		3,900	4,046
7.25% 1/25/22		4,200	4,337
			241,100
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,390	3,492
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,375	4,932
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,450	3,523
4.325% 12/10/18	GBP	4,000	6,979
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,430	1,562
City of Buenos Aires 12.5% 4/6/15 (h)		11,280	11,788
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	182	346
8.151% 12/31/30	GBP	390	833
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (h)		3,605	3,700
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
FireKeepers Development Authority 13.875% 5/1/15 (h)		$ 1,320	$ 1,469
GE Capital UK Funding 4.375% 7/31/19	GBP	4,450	7,388
General Motors Financial Co., Inc. 6.75% 6/1/18		5,660	5,957
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		3,755	4,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,646
8% 1/15/18		25,185	26,192
8% 1/15/18 (h)		8,215	8,544
Indo Energy Finance BV 7% 5/7/18 (h)		1,580	1,612
KfW:
2.5% 1/17/22	EUR	2,250	3,048
5.75% 6/7/32	GBP	1,700	3,586
Landrys Holdings, Inc. 11.5% 6/1/14 (h)		2,855	2,855
Magnesita Finance Ltd. 8.625% (h)(i)		2,265	2,265
NCO Group, Inc. 11.875% 11/15/14		1,985	1,970
Offshore Group Investment Ltd. 11.5% 8/1/15		5,225	5,734
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,250	2,165
Regions Financing Trust II 6.625% 5/15/47 (m)		4,155	3,947
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (h)		2,035	2,030
TMK Capital SA 7.75% 1/27/18		2,305	2,253
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,526
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(m)		2,550	2,684
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (h)		6,420	6,934
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		3,450	3,519
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (h)		2,655	2,741
6.8% 11/22/25 (h)		2,230	2,330
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		19,057	16,373
WM Finance Corp. 11.5% 10/1/18 (h)		13,545	14,493
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		6,860	7,203
			196,693
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (h)		$ 2,620	$ 2,810
USI Holdings Corp. 4.3776% 11/15/14 (h)(m)		823	770
			3,580
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,554
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)		12,150	11,968
6.75% 10/15/22		7,545	7,960
7.5% 2/15/20		4,325	4,649
			32,131
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,328
Realogy Corp.:
7.625% 1/15/20 (h)		5,540	5,789
7.875% 2/15/19 (h)		6,330	6,346
9% 1/15/20 (h)		4,560	4,697
11.5% 4/15/17		1,450	1,370
12% 4/15/17		2,449	2,302
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)(k)		3,355	3,355
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,400	3,888
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	783
			33,858
TOTAL FINANCIALS			707,755
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (h)		12,585	13,057
12.5% 11/1/19 (h)		8,310	7,770
			20,827
Health Care Providers & Services - 2.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,589
Community Health Systems, Inc. 8% 11/15/19 (h)		11,490	11,878
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,679
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.375% 11/1/18		$ 4,010	$ 4,180
6.625% 11/1/20		13,925	14,552
Emergency Medical Services Corp. 8.125% 6/1/19		5,700	5,857
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (h)		13,310	13,743
5.875% 1/31/22 (h)		14,710	15,134
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	4,697
HCA Holdings, Inc. 7.75% 5/15/21		34,550	35,587
HCA, Inc.:
5.875% 3/15/22		16,855	16,813
6.5% 2/15/16		3,410	3,615
6.5% 2/15/20		13,550	14,176
7.25% 9/15/20		21,345	23,187
7.5% 2/15/22		1,195	1,267
8% 10/1/18		1,200	1,311
Health Management Associates, Inc. 7.375% 1/15/20 (h)		2,585	2,701
HealthSouth Corp. 8.125% 2/15/20		6,585	7,227
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		12,060	11,698
InVentiv Health, Inc. 10% 8/15/18 (h)		795	710
ResCare, Inc. 10.75% 1/15/19		2,445	2,702
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,210	1,459
10.75% 10/15/15		3,655	3,641
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,080	1,142
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,660
Tenet Healthcare Corp. 6.25% 11/1/18 (h)		6,540	6,802
UHS Escrow Corp. 7% 10/1/18		910	966
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		3,755	3,727
Vanguard Health Systems, Inc. 0% 2/1/16		210	139
			218,839
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		$ 4,340	$ 4,481
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (h)		1,530	1,549
			6,030
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,621
Leiner Health Products, Inc. 11% 6/1/12 (d)		2,435	122
Mylan, Inc.:
6% 11/15/18 (h)		9,900	10,321
7.625% 7/15/17 (h)		3,540	3,912
7.875% 7/15/20 (h)		6,390	7,109
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		18,150	17,651
6.875% 12/1/18 (h)		21,340	21,553
7% 10/1/20 (h)		3,900	3,900
			70,189
TOTAL HEALTH CARE			315,885
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	409
12% 11/1/14 pay-in-kind		1,322	1,231
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		8,595	9,111
7.125% 3/15/21		1,485	1,591
			12,342
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)		2,965	3,069
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (h)		6,360	6,217
American Airlines, Inc. equipment trust certificate 13% 8/1/16		2,981	3,160
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,522	4,873
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		703	707
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 7.25% 11/10/19		$ 4,189	$ 4,671
Delta Air Lines, Inc. 9.5% 9/15/14 (h)		1,072	1,139
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,139	7,817
8.021% 8/10/22		3,071	3,132
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,833	1,922
8.028% 11/1/17		565	560
United Air Lines, Inc.:
9.875% 8/1/13 (h)		1,716	1,802
12% 11/1/13 (h)		3,030	3,212
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,324	7,257
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		4,780	5,019
			51,488
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (h)		4,250	4,526
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. 10.625% 3/15/15		520	566
ADS Tactical, Inc. 11% 4/1/18 (h)		1,465	1,516
American Reprographics Co. 10.5% 12/15/16		4,135	4,094
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)		2,680	2,760
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,010	1,002
11% 7/15/14		1,275	1,371
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,814
Garda World Security Corp. 9.75% 3/15/17 (h)		2,020	2,151
International Lease Finance Corp.:
5.75% 5/15/16		10,645	10,618
5.875% 4/1/19		10,455	10,350
6.25% 5/15/19		21,435	21,158
6.75% 9/1/16 (h)		12,755	13,648
7.125% 9/1/18 (h)		23,540	25,600
8.25% 12/15/20		11,050	12,045
8.625% 9/15/15		7,205	7,889
8.625% 1/15/22		25,445	28,371
8.75% 3/15/17		16,225	18,091
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Landry's Acquisition Co. 11.625% 12/1/15 (h)		$ 1,965	$ 2,186
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,722
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,534
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,080	2,895
			180,381
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (h)(i)		8,805	9,001
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	628
Sensata Technologies BV 6.5% 5/15/19 (h)		4,840	5,034
			5,662
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (h)		5,795	6,157
13.5% 12/1/15 pay-in-kind (h)		3,704	3,972
			10,129
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		570	599
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	2,028
Cummins, Inc. 7.125% 3/1/28		1,825	2,330
Navistar International Corp. 8.25% 11/1/21		7,231	7,837
Terex Corp. 10.875% 6/1/16		4,115	4,650
Xerium Technologies, Inc. 8.875% 6/15/18		3,560	3,088
			20,532
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,095
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,175	3,611
8.875% 11/1/17		2,650	2,736
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,195	1,046
SCF Capital Ltd. 5.375% 10/27/17 (h)		1,700	1,624
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,339
			13,451
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		2,563	2,730
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		$ 2,265	$ 2,469
12.5% 4/1/16		9,220	10,695
Swift Services Holdings, Inc. 10% 11/15/18		9,360	10,202
Western Express, Inc. 12.5% 4/15/15 (h)		5,280	2,138
			28,234
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17 (h)		5,925	5,925
7.625% 4/15/20 (h)		2,655	2,655
9.75% 8/1/18		7,995	8,874
			17,454
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		2,925	2,998
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,000	1,797
			4,795
TOTAL INDUSTRIALS			361,064
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		5,570	5,459
10.125% 11/1/15 pay-in-kind (m)		3,700	3,645
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,063
6.875% 1/15/20		1,860	2,051
Lucent Technologies, Inc.:
6.45% 3/15/29		17,280	13,651
6.5% 1/15/28		7,515	5,880
			31,749
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (h)		5,730	6,160
7.75% 12/15/18		8,150	8,863
			15,023
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 1,925	$ 2,016
Reddy Ice Corp.:
11.25% 3/15/15		2,375	2,256
13.25% 11/1/15		4,311	2,112
			6,384
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	8,094
IT Services - 0.4%
Ceridian Corp. 11.25% 11/15/15		4,820	4,374
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,847
7.875% 7/15/20		3,465	3,837
First Data Corp. 7.375% 6/15/19 (h)		21,180	21,551
SunGard Data Systems, Inc. 7.375% 11/15/18		4,005	4,255
Unisys Corp.:
12.5% 1/15/16		1,928	2,051
12.75% 10/15/14 (h)		194	216
			39,131
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,591
8.125% 12/15/17		3,100	3,418
Freescale Semiconductor, Inc.:
8.05% 2/1/20		6,715	6,732
10.75% 8/1/20		4,618	5,184
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)		11,725	13,279
Spansion LLC 11.25% 1/15/16 (d)(h)		3,550	240
Viasystems, Inc. 12% 1/15/15 (h)		3,575	3,843
			34,287
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (h)		790	648
TOTAL INFORMATION TECHNOLOGY			135,316
MATERIALS - 3.6%
Chemicals - 0.9%
Braskem America Finance Co. 7.125% 7/22/41 (h)		1,930	1,949
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Braskem Finance Ltd. 7% 5/7/20 (h)		$ 3,180	$ 3,570
Celanese US Holdings LLC 5.875% 6/15/21		2,325	2,488
Ferro Corp. 7.875% 8/15/18		3,875	3,953
Georgia Gulf Corp. 9% 1/15/17 (h)		9,670	10,734
INEOS Finance PLC:
8.375% 2/15/19 (h)		2,870	3,035
9% 5/15/15 (h)		2,410	2,561
INEOS Group Holdings PLC 8.5% 2/15/16 (h)		5,565	5,203
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		3,821	3,668
Lyondell Chemical Co. 8% 11/1/17		1,600	1,800
LyondellBasell Industries NV:
5% 4/15/19 (h)(k)		6,310	6,318
5.75% 4/15/24 (h)(k)		6,310	6,294
6% 11/15/21 (h)		2,780	2,933
Momentive Performance Materials, Inc. 9% 1/15/21		12,610	11,034
NOVA Chemicals Corp. 3.7836% 11/15/13 (m)		1,030	1,027
OMNOVA Solutions, Inc. 7.875% 11/1/18		5,130	4,925
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,144	3,388
PolyOne Corp. 7.375% 9/15/20		1,645	1,727
Solutia, Inc.:
7.875% 3/15/20		1,955	2,292
8.75% 11/1/17		2,800	3,164
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,090	1,134
TPC Group LLC 8.25% 10/1/17		1,965	2,058
			85,255
Construction Materials - 0.5%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (h)		1,030	948
Cemex Finance LLC 9.5% 12/14/16 (h)		20,410	20,308
Cemex SA de CV:
5.4697% 9/30/15 (h)(m)		10,800	9,758
9% 1/11/18 (h)		12,080	11,385
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,280	3,444
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)		4,580	4,786
			50,629
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)		5,537	5,315
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)		$ 1,310	$ 1,402
9.125% 10/15/20 (h)		4,020	4,301
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)		2,105	2,210
Berry Plastics Holding Corp. 4.3487% 9/15/14 (m)		505	475
BWAY Holding Co. 10% 6/15/18		2,265	2,486
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (m)		2,310	2,218
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		2,145	2,311
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,187
7.5% 12/15/96		4,010	3,388
Rock-Tenn Co.:
4.45% 3/1/19 (h)		1,300	1,309
4.9% 3/1/22 (h)		1,215	1,215
Silgan Holdings, Inc. 5% 4/1/20 (h)		8,430	8,388
			39,205
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (h)		30	29
9% 12/15/14 pay-in-kind (d)(m)		2,510	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		3,080	3,403
7.75% 11/3/20 (h)		2,420	2,571
Calcipar SA 6.875% 5/1/18 (h)		1,725	1,768
Edgen Murray Corp. 12.25% 1/15/15		7,655	7,751
EVRAZ Group SA 8.25% 11/10/15 (h)		5,835	6,243
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)		5,550	5,487
6.375% 2/1/16 (h)		6,525	6,492
6.875% 2/1/18 (h)		16,837	16,837
6.875% 4/1/22 (h)		5,555	5,409
7% 11/1/15 (h)		8,250	8,394
8.25% 11/1/19 (h)		27,230	28,523
McJunkin Red Man Corp. 9.5% 12/15/16		7,805	8,468
Metinvest BV 10.25% 5/20/15 (h)		2,780	2,766
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		$ 1,975	$ 1,383
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,025	841
Mongolian Mining Corp. 8.875% 3/29/17 (h)		3,705	3,677
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,110	3,203
RathGibson, Inc. 11.25% 2/15/14 (d)		2,446	0
Severstal Columbus LLC 10.25% 2/15/18		6,220	6,655
Southern Copper Corp. 6.75% 4/16/40		1,960	2,168
SunCoke Energy, Inc. 7.625% 8/1/19		1,190	1,220
Vedanta Resources PLC 6.75% 6/7/16 (h)		4,330	4,027
Votorantim Cimentos SA 7.25% 4/5/41 (h)		2,645	2,678
			129,993
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. 10.25% 10/15/18		11,629	13,344
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,166
Georgia-Pacific LLC 5.4% 11/1/20 (h)		5,860	6,563
Glatfelter 7.125% 5/1/16		510	521
NewPage Corp.:
6.7969% 5/1/12 (d)(m)		2,460	135
11.375% 12/31/14 (d)		4,155	2,784
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		4,925	1,182
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (h)		6,155	6,293
			31,988
TOTAL MATERIALS			337,070
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14		5,895	6,632
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,280
9% 8/15/31		3,545	3,439
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)		5,523	5,440
14.75% 12/1/16 (h)		3,445	3,772
Eileme 1 AB 14.25% 8/15/20 (h)		4,155	3,895
Eileme 2 AB 11.625% 1/31/20 (h)		8,215	8,585
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.:
8.5% 4/15/20		$ 10,775	$ 11,341
8.75% 4/15/22		5,851	6,173
Level 3 Escrow, Inc. 8.125% 7/1/19 (h)		3,365	3,466
Level 3 Financing, Inc.:
8.625% 7/15/20 (h)		7,650	8,033
10% 2/1/18		3,360	3,679
Sprint Capital Corp.:
6.875% 11/15/28		34,350	26,278
6.9% 5/1/19		3,230	2,794
8.75% 3/15/32		38,142	32,707
U.S. West Communications:
6.875% 9/15/33		2,265	2,242
7.25% 9/15/25		420	449
7.25% 10/15/35		1,205	1,220
7.5% 6/15/23		360	362
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		3,190	3,007
11.75% 7/15/17 (h)		43,970	43,310
			179,104
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (h)		9,080	8,944
Cricket Communications, Inc. 7.75% 10/15/20		14,415	14,163
Digicel Group Ltd.:
7% 2/15/20 (h)		860	875
8.25% 9/1/17 (h)		2,150	2,274
8.875% 1/15/15 (h)		29,820	30,416
9.125% 1/15/15 pay-in-kind (h)(m)		16,969	17,308
10.5% 4/15/18 (h)		30,955	34,205
12% 4/1/14 (h)		11,685	12,970
Intelsat Jackson Holdings SA:
7.25% 4/1/19		10,020	10,521
7.5% 4/1/21		24,110	25,316
8.5% 11/1/19		3,755	4,121
9.5% 6/15/16		16,115	16,840
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,629
MTS International Funding Ltd. 8.625% 6/22/20 (h)		7,895	9,138
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Capital Corp.:
7.625% 4/1/21		$ 12,842	$ 12,617
8.875% 12/15/19		3,525	3,692
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		10,314	10,005
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		5,950	6,099
VimpelCom Holdings BV 7.5043% 3/1/22 (h)		2,785	2,684
VIP Finance Ireland Ltd. 7.748% 2/2/21 (h)		3,475	3,423
			229,240
TOTAL TELECOMMUNICATION SERVICES			408,344
UTILITIES - 3.1%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (h)		2,520	2,640
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,700	3,051
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		3,045	1,797
InterGen NV 9% 6/30/17 (h)		15,930	16,766
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,085	3,687
8% 8/7/19 (h)		1,605	1,942
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,066
National Power Corp. 6.875% 11/2/16 (h)		1,715	1,981
			34,930
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (h)		4,280	4,323
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,748
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,447
8% 3/1/32		6,265	7,757
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,210
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		9,235	8,173
			33,658
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18 (h)		7,965	8,065
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
7.5% 2/15/21 (h)		$ 5,455	$ 5,823
7.875% 7/31/20 (h)		7,920	8,613
7.875% 1/15/23 (h)		23,630	25,639
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (h)		8,240	9,146
Energy Future Holdings Corp.:
10% 1/15/20		9,895	10,847
10.875% 11/1/17		3,030	2,545
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		46,556	50,862
11% 10/1/21		26,975	25,761
11.75% 3/1/22 (h)		22,910	23,425
GenOn Energy, Inc.:
9.5% 10/15/18		2,695	2,479
9.875% 10/15/20		10,145	9,232
Listrindo Capital BV 6.95% 2/21/19 (h)		2,130	2,194
NRG Energy, Inc.:
7.625% 5/15/19		3,160	3,152
7.875% 5/15/21		3,715	3,543
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		2,455	2,995
7.39% 12/2/24 (h)		2,565	3,245
TXU Corp.:
5.55% 11/15/14		995	729
6.5% 11/15/24		10,685	5,610
6.55% 11/15/34		26,735	13,368
			217,273
Multi-Utilities - 0.0%
Centrica PLC 4.375% 3/13/29	GBP	2,050	3,205
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (h)		$ 1,705	$ 1,807
TOTAL UTILITIES			290,873
TOTAL NONCONVERTIBLE BONDS			3,678,346
TOTAL CORPORATE BONDS (Cost $3,549,845)			3,717,348
U.S. Government and Government Agency Obligations - 21.5%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 12/28/12		7,470	7,483
0.375% 3/16/15		8,341	8,279
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,511
0.375% 1/29/14		6,995	6,993
0.875% 8/22/12		4,870	4,884
0.875% 12/27/13		625	632
Freddie Mac:
0.375% 11/30/12		1,107	1,109
0.625% 12/29/14		9,386	9,401
1% 7/30/14		5,900	5,976
1% 8/27/14		3,655	3,702
1.25% 5/12/17		24,208	24,163
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,239
5.685% 5/15/12		1,765	1,777
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		308	321
Tennessee Valley Authority:
3.875% 2/15/21		12,880	14,374
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,000	$ 5,975
5.375% 4/1/56		6,100	7,541
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			108,360
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		13,087	12,510
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
3.125% 2/15/42		26,303	25,115
3.75% 8/15/41		32,228	34,716
4.375% 5/15/41		97,986	117,354
5.25% 2/15/29		21,790	28,494
5.375% 2/15/31		46,396	62,301
6.125% 8/15/29 (l)		6,000	8,603
7.5% 11/15/16		6,120	7,927
7.5% 11/15/24		5,168	7,939
7.875% 2/15/21		5,350	7,939
9.875% 11/15/15		7,956	10,581
U.S. Treasury Notes:
0.125% 12/31/13		15,260	15,206
0.25% 1/31/14		53,914	53,832
0.25% 2/28/14 (g)		60,000	59,906
0.25% 9/15/14		45,772	45,554
0.25% 12/15/14		19,000	18,886
0.25% 2/15/15		103,951	103,204
0.375% 6/30/13		80,184	80,294
0.375% 7/31/13		31,330	31,369
0.375% 3/15/15		25,000	24,904
0.5% 8/15/14		36,642	36,702
0.5% 10/15/14		65,000	65,066
0.625% 7/15/14		41,942	42,142
0.75% 6/15/14		14,495	14,608
0.875% 11/30/16		25,803	25,690
0.875% 2/28/17 (g)		85,863	85,239
1% 9/30/16		71,568	71,797
1% 10/31/16		23,400	23,451
1% 3/31/17		10,000	9,977
1.25% 10/31/15		15,650	15,962
1.375% 2/28/19 (g)		115,311	113,626
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 3/31/19		$ 10,000	$ 9,920
1.875% 6/30/15		8,436	8,781
1.875% 9/30/17		27,900	28,885
2% 11/15/21		37,976	37,368
2% 2/15/22		16,039	15,723
2.125% 11/30/14		47,593	49,657
2.125% 5/31/15		3,490	3,658
2.125% 8/15/21		26,335	26,302
2.375% 8/31/14		20,300	21,239
2.375% 9/30/14		7,764	8,133
2.375% 10/31/14		19,649	20,605
2.375% 2/28/15		45,000	47,391
2.375% 6/30/18		38,941	41,177
2.5% 3/31/15		1,076	1,139
2.5% 4/30/15		18,295	19,376
2.625% 7/31/14		12,532	13,169
2.75% 11/30/16		10,000	10,800
3% 2/28/17		15,000	16,412
3.125% 10/31/16		22,651	24,845
3.125% 1/31/17		25,536	28,066
3.125% 5/15/19		25,780	28,374
3.125% 5/15/21		7,009	7,626
4.25% 8/15/15		10,961	12,280
4.5% 5/15/17		48,040	56,203
TOTAL U.S. TREASURY OBLIGATIONS			1,785,513
Other Government Related - 1.4%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (j)		2,494	2,498
Citibank NA 1.75% 12/28/12 (FDIC Guaranteed) (j)		8,000	8,091
Citigroup Funding, Inc. 1.875% 11/15/12 (FDIC Guaranteed) (j)		6,141	6,203
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (j)		22,315	22,513
2.125% 12/21/12 (FDIC Guaranteed) (j)		12,000	12,164
2.625% 12/28/12 (FDIC Guaranteed) (j)		4,680	4,763
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5928% 12/7/20 (NCUA Guaranteed) (m)		4,009	4,024
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R1 Class 1A, 0.7125% 1/8/20 (NCUA Guaranteed) (m)		$ 6,168	$ 6,188
Series 2011-R4 Class 1A, 0.6425% 3/6/20 (NCUA Guaranteed) (m)		3,938	3,942
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,328
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,774
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,925
TOTAL OTHER GOVERNMENT RELATED			128,413
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,986,390)			2,034,796
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.2%
1.973% 9/1/33 (m)		630	661
2.026% 11/1/35 (m)		769	809
2.115% 10/1/35 (m)		86	90
2.223% 11/1/33 (m)		135	143
2.303% 6/1/36 (m)		46	49
2.388% 1/1/35 (m)		326	347
2.393% 9/1/36 (m)		159	169
2.428% 2/1/36 (m)		136	144
2.45% 3/1/33 (m)		162	171
2.516% 11/1/36 (m)		57	60
2.571% 6/1/47 (m)		176	188
2.607% 5/1/36 (m)		86	92
2.647% 4/1/36 (m)		530	562
2.65% 2/1/37 (m)		665	709
2.653% 7/1/35 (m)		294	313
2.938% 8/1/35 (m)		920	980
4.5% 8/1/41		957	1,029
5% 2/1/22 to 4/1/22		267	289
5.5% 10/1/20 to 4/1/21		6,252	6,817
5.954% 3/1/37 (m)		94	101
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
6% 6/1/16 to 10/1/38		$ 1,035	$ 1,137
6.5% 5/1/12 to 5/1/27		463	512
TOTAL FANNIE MAE			15,372
Freddie Mac - 0.3%
1.943% 3/1/35 (m)		197	206
2.095% 5/1/37 (m)		102	107
2.143% 1/1/36 (m)		88	93
2.2% 3/1/37 (m)		46	48
2.276% 6/1/33 (m)		392	411
2.301% 1/1/37 (m)		409	436
2.35% 7/1/35 (m)		435	463
2.417% 10/1/36 (m)		455	484
2.454% 5/1/37 (m)		99	105
2.462% 5/1/37 (m)		683	728
2.474% 5/1/37 (m)		1,278	1,362
2.475% 10/1/35 (m)		386	411
2.49% 9/1/35 (m)		76	80
2.524% 2/1/36 (m)		21	22
2.638% 4/1/37 (m)		135	144
2.639% 6/1/37 (m)		305	325
2.795% 7/1/36 (m)		156	166
2.798% 7/1/35 (m)		317	337
2.858% 2/1/37 (m)		74	78
2.97% 4/1/37 (m)		8	8
3.158% 10/1/35 (m)		68	72
3.601% 6/1/37 (m)		76	81
4.5% 8/1/33 to 10/1/41		6,408	6,849
5.138% 4/1/35 (m)		52	54
5.5% 11/1/18 to 11/1/21		16,351	17,840
5.847% 6/1/37 (m)		51	53
6.5% 9/1/12 to 3/1/22		1,978	2,160
6.662% 8/1/37 (m)		156	163
TOTAL FREDDIE MAC			33,286
Ginnie Mae - 0.9%
4% 9/15/25		823	888
4.553% 4/1/62 (r)		5,650	6,322
4.626% 3/1/62 (r)		3,875	4,326
4.65% 3/1/62 (r)		3,400	3,798
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Ginnie Mae - continued
4.6744% 4/1/62 (r)		$ 18,950	$ 21,224
4.684% 1/20/62 (r)		12,067	13,519
4.751% 12/20/60 (r)		2,089	2,322
5.492% 4/20/60 (r)		8,325	9,522
5.5% 2/20/60 (r)		17,813	19,956
5.612% 4/20/58 (r)		5,357	5,741
TOTAL GINNIE MAE			87,618
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $132,798)			136,276
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 1.234% 2/25/15 (m)	EUR	600	769
Class C2, 1.414% 2/25/15 (m)	EUR	300	381
Geldilux Ltd. Series 2007-TS Class C, 1.803% 9/8/14 (m)	EUR	350	466
Leek Finance PLC:
Series 17X Class A2A, 1.3518% 12/21/37 (m)	GBP	120	188
Series 18X Class BC, 1.642% 9/21/38 (m)	EUR	600	705
TOTAL ASSET-BACKED SECURITIES (Cost $2,644)			2,509
Collateralized Mortgage Obligations - 4.1%

U.S. Government Agency - 4.1%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1718% 6/25/36 (m)		12,202	12,376
Series 2011-63 Class FL, 0.6418% 7/25/41 (m)		13,545	13,572
Series 2011-83 Class FB, 0.7418% 9/25/41 (m)		10,667	10,660
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,258
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,063
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,655
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,490
Series 2010-109 Class IM, 5.5% 9/25/40 (o)		8,639	1,431
Series 2010-39 Class FG, 1.1618% 3/25/36 (m)		6,411	6,517
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		$ 4,098	$ 389
Series 2011-67 Class AI, 4% 7/25/26 (o)		2,102	219
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7418% 9/25/23 (m)		1,484	1,489
Series 2010-86 Class FE, 0.6918% 8/25/25 (m)		1,911	1,920
Series 2011-104 Class FK, 0.6118% 3/25/39 (m)		7,931	7,907
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		3,492	3,865
Series 2005-64 Class PX, 5.5% 6/25/35		3,477	3,870
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		58	63
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,461
Series 2003-70 Class BJ, 5% 7/25/33		815	907
Series 2004-80 Class LD, 4% 1/25/19		1,144	1,180
Series 2005-52 Class PB, 6.5% 12/25/34		588	627
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		201	217
Series 2004-91 Class Z, 5% 12/25/34		4,109	4,584
Series 2004-95 Class AN, 5.5% 1/25/25		744	785
Series 2005-117, Class JN, 4.5% 1/25/36		735	806
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,633
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,469
Series 2009-82 Class FD, 1.0918% 10/25/39 (m)		5,222	5,295
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		1,145	101
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		2,035	171
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		4,589	700
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5918% 5/15/38 (m)		13,339	13,314
planned amortization class:
Series 3856 Class KF, 0.6918% 5/15/41 (m)		9,524	9,503
Series 3867, 0.5918% 4/15/40 (m)		15,821	15,812
Freddie Mac:
floater Series 240 Class F30, 0.5418% 7/15/36 (m)		10,787	10,763
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		127	140
Series 2115 Class PE, 6% 1/15/14		21	22
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,634
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2630 Class FL, 0.7418% 6/15/18 (m)		$ 55	$ 55
Series 3346 Class FA, 0.4718% 2/15/19 (m)		6,904	6,914
Series 3419 Class FD, 1.0118% 2/15/38 (m)		5,206	5,271
floater planned amortization Series 3950 Class QF, 0.7418% 8/15/40 (m)		9,512	9,544
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		224	240
Series 2381 Class OG, 5.5% 11/15/16		140	150
Series 2425 Class JH, 6% 3/15/17		281	303
Series 2672 Class MG, 5% 9/15/23		3,063	3,438
Series 2684 Class FP, 0.7418% 1/15/33 (m)		7,663	7,690
Series 2695 Class DG, 4% 10/15/18		3,475	3,715
Series 2996 Class MK, 5.5% 6/15/35		357	398
Series 3147 Class PF, 0.5418% 4/15/36 (m)		3,544	3,521
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		364	403
Series 2570 Class CU, 4.5% 7/15/17		20	20
Series 2627 Class BG, 3.25% 6/15/17		23	23
Series 2877 Class ZD, 5% 10/15/34		5,371	5,980
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,184
Series 3277 Class B, 4% 2/15/22		2,600	2,807
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,248
Series 3578, Class B, 4.5% 9/15/24		3,410	3,722
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,080
Series 2863 Class DB, 4% 9/15/14		12	12
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-73 Class FA, 1.1018% 8/20/38 (m)		3,218	3,263
Series 2008-83 Class FB, 1.1418% 9/20/38 (m)		3,201	3,247
Series 2010-H17 Class FA, 0.5718% 7/20/60 (m)(r)		5,896	5,802
Series 2010-H18 Class AF, 0.5953% 9/20/60 (m)(r)		6,153	6,056
Series 2010-H19 Class FG, 0.5418% 8/20/60 (m)(r)		7,692	7,571
Series 2010-H27 Series FA, 0.6218% 12/20/60 (m)(r)		2,310	2,282
Series 2011-H03 Class FA, 0.7418% 1/20/61 (m)(r)		7,148	7,111
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H05 Class FA, 0.7418% 12/20/60 (m)(r)		$ 4,324	$ 4,302
Series 2011-H07 Class FA, 0.7418% 2/20/61 (m)(r)		7,330	7,199
Series 2011-H12 Class FA, 0.7318% 2/20/61 (m)(r)		9,511	9,339
Series 2011-H13 Class FA, 0.7418% 4/20/61 (m)(r)		3,976	3,957
Series 2011-H14:
Class FB, 0.7418% 5/20/61 (m)(r)		4,478	4,423
Class FC, 0.7418% 5/20/61 (m)(r)		4,561	4,507
Series 2011-H17 Class FA, 0.7718% 6/20/61 (m)(r)		5,757	5,738
Series 2011-H21 Class FA, 0.8418% 10/20/61 (m)(r)		6,371	6,371
Series 2012-H01 Class FA, 0.9418% 11/20/61 (m)(r)		5,057	5,084
Series 2012-H03 Class FA, 0.944% 1/20/62 (m)(r)		3,104	3,120
Series 2012-H06 Class FA, 0.9028% 1/20/62 (m)(r)		4,860	4,867
Series 2012-H07 Class FA, 0.876% 3/20/62 (m)(r)		2,850	2,846
planned amortization Series 2011-61 Class OP, 5/20/40 (p)		4,588	4,100
planned amortization class Series 2011-79 Class PO, 6/20/40 (p)		7,936	6,755
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,947
Series 2010-42 Class OP, 4/20/40 (p)		10,464	8,905
Series 2010-H13 Class JA, 5.46% 10/20/59 (r)		8,331	9,122
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,356	10,952
Class ZC, 5.5% 7/16/34		10,666	12,439
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,384	2,450
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (o)		2,526	546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $383,144)			386,887
Commercial Mortgage Securities - 0.7%
		Principal Amount (000s) (e)	Value (000s)
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.6396% 10/22/37 (m)	GBP	850	$ 828
Freddie Mac sequential payer Series K705 Class A1, 1.626% 7/25/18		8,463	8,536
Freddie Mac Multi-Class pass-thru certificates:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		2,900	3,132
Series K006 Class A2, 4.251% 1/25/20		12,280	13,598
Series K017 Class A2, 2.873% 12/25/21		13,660	13,676
Series K501 Class A2, 1.655% 11/25/16		4,770	4,794
Series K706:
Class A1, 1.691% 6/25/18		6,476	6,544
Class A2, 2.323% 10/25/18		7,800	7,881
German Residential Asset Note Distributor PLC Series 1 Class A, 1.444% 7/20/16 (m)	EUR	1,010	1,259
London & Regional Debt Securitisation No. 1 PLC Series 1 Class A, 1.1767% 10/15/14 (m)	GBP	550	813
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (m)	GBP	767	1,153
Skyline BV Series 2007-1 Class D, 2.005% 7/22/43 (m)	EUR	1,000	1,177
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,901)			63,391
Foreign Government and Government Agency Obligations - 22.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,350	6,919
2.5% 12/31/38 (f)		7,340	2,642
7% 9/12/13		21,690	21,831
7% 10/3/15		32,310	30,284
Bahamian Republic 6.95% 11/20/29 (h)		2,960	3,389
Bahrain Kingdom 5.5% 3/31/20		2,025	2,005
Banco Central del Uruguay:
value recovery A rights 1/2/21 (q)		500,000	0
value recovery B rights 1/2/21 (q)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		2,650	3,081
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,650	13,478
8.95% 1/26/18		2,465	2,237
Bermuda Government 5.603% 7/20/20 (h)		1,745	1,981
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Brazilian Federative Republic:
7.125% 1/20/37		$ 2,320	$ 3,184
8.25% 1/20/34		2,410	3,645
8.75% 2/4/25		1,339	2,032
10.125% 5/15/27		5,890	9,807
12.25% 3/6/30		3,757	7,289
Canadian Government:
1% 2/1/14	CAD	33,100	33,069
2% 6/1/16	CAD	78,950	80,720
3.25% 6/1/21	CAD	52,650	57,753
5% 6/1/37	CAD	28,500	40,645
Central Bank of Nigeria warrants 11/15/20 (a)(q)		2,750	495
Colombian Republic:
4.375% 7/12/21		3,745	4,082
6.125% 1/18/41		3,405	4,188
7.375% 3/18/19		2,045	2,623
7.375% 9/18/37		5,400	7,587
10.375% 1/28/33		6,035	10,154
11.75% 2/25/20		2,570	4,086
Congo Republic 3% 6/30/29 (f)		9,324	7,063
Croatia Republic:
6.375% 3/24/21 (h)		4,915	4,713
6.625% 7/14/20 (h)		6,090	5,999
6.75% 11/5/19 (h)		5,190	5,177
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (h)		6,580	6,564
6.25% 7/27/21 (h)		3,140	3,140
7.4% 1/22/15 (h)		4,835	5,101
Dominican Republic:
1.5522% 8/30/24 (m)		5,288	4,759
7.5% 5/6/21 (h)		5,925	6,132
9.04% 1/23/18 (h)		2,853	3,124
Dutch Government 2.75% 1/15/15	EUR	39,550	55,819
El Salvador Republic:
7.375% 12/1/19 (h)		2,040	2,188
7.625% 2/1/41 (h)		1,680	1,680
7.65% 6/15/35 (Reg. S)		2,020	2,060
7.75% 1/24/23 (Reg. S)		1,749	1,906
8.25% 4/10/32 (Reg. S)		1,137	1,239
European Union 3.375% 5/10/19	EUR	7,000	10,012
Finnish Government 2.75% 7/4/28	EUR	5,250	6,947
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
French Government:
OAT:
3% 4/25/22	EUR	41,550	$ 55,861
4.5% 4/25/41	EUR	9,865	15,104
1.75% 2/25/17	EUR	20,000	26,808
2.5% 7/25/16	EUR	10,150	14,109
4% 4/25/18	EUR	24,000	35,565
4% 4/25/55	EUR	5,350	7,526
Gabonese Republic 8.2% 12/12/17 (h)		1,750	2,126
Georgia Republic 6.875% 4/12/21 (h)		5,860	6,182
German Federal Republic:
0.75% 2/24/17	EUR	11,650	15,496
1.25% 10/14/16	EUR	48,625	66,356
2.5% 2/27/15	EUR	24,950	35,344
3.25% 7/4/21	EUR	44,250	66,733
3.25% 7/4/42	EUR	12,900	20,089
3.5% 7/4/19	EUR	10,600	16,247
Ghana Republic:
8.5% 10/4/17 (h)		2,635	3,017
14.25% 7/29/13	GHS	3,020	1,688
14.99% 3/11/13	GHS	10,740	6,073
15.65% 6/3/13	GHS	965	548
Hungarian Republic:
4.75% 2/3/15		12,035	11,313
7.625% 3/29/41		7,787	7,047
Indonesian Republic:
4.875% 5/5/21 (h)		3,210	3,479
5.25% 1/17/42 (h)		3,680	3,855
5.875% 3/13/20 (h)		5,495	6,292
6.625% 2/17/37 (h)		4,115	5,072
6.875% 1/17/18 (h)		3,940	4,684
7.75% 1/17/38 (h)		6,750	9,349
8.5% 10/12/35 (Reg. S)		6,010	8,925
11.625% 3/4/19 (h)		6,545	9,719
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		11,005	9,244
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	33,973
5.5% 12/4/23		7,400	9,257
Italian Republic:
3.75% 8/1/16	EUR	17,050	22,557
4.25% 8/1/14	EUR	12,000	16,351
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Italian Republic: - continued
4.25% 3/1/20	EUR	18,450	$ 23,729
4.5% 3/1/19	EUR	14,000	18,622
4.5% 3/1/26	EUR	6,050	7,279
5% 3/1/22	EUR	30,000	39,625
5% 9/1/40	EUR	20,950	24,629
5.25% 8/1/17	EUR	10,500	14,640
Japan Government:
0.2% 7/15/12	JPY	5,845,000	70,608
1.1% 6/20/20	JPY	4,697,500	58,202
1.8% 6/20/18	JPY	3,065,000	39,980
1.9% 9/20/30	JPY	2,950,000	36,724
2% 9/20/40	JPY	434,000	5,332
Jordanian Kingdom 3.875% 11/12/15		2,025	1,969
Korean Republic 7.125% 4/16/19		2,910	3,600
Latvian Republic:
5.25% 2/22/17 (h)		4,865	5,023
5.25% 6/16/21 (h)		2,005	2,015
Lebanese Republic:
4% 12/31/17		9,576	9,504
5.15% 11/12/18		1,325	1,335
Lithuanian Republic:
6.125% 3/9/21 (h)		4,655	5,027
6.625% 2/1/22 (h)		3,380	3,739
6.75% 1/15/15 (h)		1,890	2,041
7.375% 2/11/20 (h)		5,080	5,925
Peruvian Republic:
3% 3/7/27 (f)		4,225	3,929
5.625% 11/18/50		3,915	4,346
7.35% 7/21/25		2,685	3,672
8.75% 11/21/33		6,690	10,370
Philippine Republic:
6.375% 1/15/32		1,820	2,211
7.5% 9/25/24		990	1,287
7.75% 1/14/31		2,925	4,037
9.5% 2/2/30		6,260	9,891
9.875% 1/15/19		2,375	3,325
10.625% 3/16/25		5,055	8,164
Polish Government:
5% 3/23/22		2,355	2,493
5.125% 4/21/21		2,935	3,135
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Polish Government: - continued
6.375% 7/15/19		$ 5,975	$ 6,976
Provincia de Cordoba 12.375% 8/17/17 (h)		5,340	4,592
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,880	9,950
Republic of Namibia 5.5% 11/3/21 (h)		3,175	3,302
Republic of Nigeria:
6.75% 1/28/21 (h)		2,390	2,623
17.6% 3/7/13	NGN	233,000	1,256
Republic of Serbia 6.75% 11/1/24 (h)		24,917	24,668
Romanian Republic 6.75% 2/7/22 (h)		7,308	7,655
Russian Federation:
3.325% 4/4/17 (h)		2,400	2,417
4.5% 4/4/22 (h)		600	605
5.625% 4/4/42 (h)		3,600	3,625
7.5% 3/31/30 (Reg. S)		43,096	51,521
11% 7/24/18 (Reg. S)		2,295	3,213
12.75% 6/24/28 (Reg. S)		10,000	17,975
Senegal Republic of 8.75% 5/13/21 (h)		1,870	2,029
State of Qatar 5.75% 1/20/42 (h)		3,135	3,381
Turkish Republic:
5.125% 3/25/22		3,345	3,324
5.625% 3/30/21		3,975	4,149
6% 1/14/41		2,000	1,973
6.25% 9/26/22		2,420	2,614
6.75% 4/3/18		6,175	6,909
6.75% 5/30/40		5,130	5,579
6.875% 3/17/36		10,350	11,437
7% 9/26/16		6,445	7,218
7.25% 3/15/15		6,465	7,136
7.25% 3/5/38		6,825	7,883
7.375% 2/5/25		10,095	11,862
7.5% 7/14/17		6,885	7,918
7.5% 11/7/19		4,885	5,715
11.875% 1/15/30		4,955	8,368
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		5,900	4,779
Ukraine Government:
6.25% 6/17/16 (h)		3,910	3,363
6.385% 6/26/12 (h)		11,135	11,094
6.75% 11/14/17 (h)		3,830	3,280
6.875% 9/23/15 (h)		2,990	2,710
7.65% 6/11/13 (h)		10,075	9,722
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Ukraine Government: - continued
7.75% 9/23/20 (h)		$ 3,215	$ 2,733
7.95% 2/23/21 (h)		3,040	2,607
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,120
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	31,600	52,270
4.25% 12/7/40	GBP	33,670	62,569
4.5% 3/7/13	GBP	7,850	13,026
5% 3/7/25	GBP	12,850	26,105
United Mexican States:
3.625% 3/15/22		3,864	3,941
4.75% 3/8/44		2,428	2,379
5.125% 1/15/20		5,988	6,871
5.625% 1/15/17		1,852	2,144
5.75% 10/12/2110		5,458	5,622
5.95% 3/19/19		3,880	4,652
6.05% 1/11/40		9,516	11,419
6.75% 9/27/34		7,220	9,242
7.5% 4/8/33		2,420	3,358
8.3% 8/15/31		2,325	3,453
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,065	7,078
8% 11/18/22		4,142	5,706
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		70,968	2,165
6% 12/9/20		4,270	3,117
7% 3/31/38		3,720	2,623
7.75% 10/13/19 (Reg. S)		6,500	5,460
8.5% 10/8/14		4,615	4,615
9% 5/7/23 (Reg. S)		16,915	14,462
9.25% 9/15/27		10,640	9,337
9.25% 5/7/28 (Reg. S)		6,180	5,114
9.375% 1/13/34		5,900	4,882
10.75% 9/19/13		6,515	6,792
11.75% 10/21/26 (Reg. S)		9,500	9,286
11.95% 8/5/31 (Reg. S)		15,305	14,999
12.75% 8/23/22		19,670	20,654
13.625% 8/15/18		4,450	4,851
Vietnamese Socialist Republic:
1.5567% 3/12/16 (m)		3,767	3,390
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (f)		$ 12,899	$ 10,577
6.875% 1/15/16 (h)		6,565	7,156
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,987,665)			2,114,822
Common Stocks - 0.6%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	172,410	3,103
Automobiles - 0.0%
General Motors Co. (a)	5,762	148
General Motors Co.:
warrants 7/10/16 (a)	115,383	1,919
warrants 7/10/19 (a)	115,383	1,292
		3,359
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (k)(s)(u)	4,160,035	5,137
Station Holdco LLC warrants 6/15/18 (a)(s)(u)	165,967	8
		5,145
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. (a)(u)	2,083,261	52
HMH Holdings, Inc. warrants 3/9/17 (a)(u)	532,267	0
RDA Holding Co. warrants 2/19/14 (a)(u)	8,635	0
		156
TOTAL CONSUMER DISCRETIONARY		11,763
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	182
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Nortek, Inc. (a)	222,792	$ 9,801
Nortek, Inc. warrants 12/7/14 (a)	6,267	14
		9,815
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	437
Class B (a)	1,821	146
		583
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (h)	361,938	5,729
TOTAL INDUSTRIALS		16,315
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	44,695	536
Spansion, Inc. Class A (a)	5,103	62
		598
MATERIALS - 0.3%
Chemicals - 0.2%
Chemtura Corp. (a)	89,243	1,515
Georgia Gulf Corp. (a)	167,152	5,830
LyondellBasell Industries NV Class A	249,643	10,897
Tronox, Inc. (a)	13,690	2,147
		20,389
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	248
Metals & Mining - 0.1%
Aleris International, Inc. (a)(u)	34,504	1,584
Rathgibson Acquisition Co. LLC Class A (a)(u)	95,156	4,085
		5,669
TOTAL MATERIALS		26,306
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	$ 167
TOTAL COMMON STOCKS (Cost $76,394)		55,149
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	189,000	7,910
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,631
TOTAL CONSUMER DISCRETIONARY		11,541
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (h)	27,670	22,689
TOTAL PREFERRED STOCKS (Cost $30,253)		34,230
Floating Rate Loans - 4.8%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.8023% 7/24/14 (m)	$ 4,876	4,816
Tranche DD, term loan 2.75% 7/24/14 (m)	502	496
		5,312
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)	385	327
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. Tranche B, term loan 8.5% 7/20/13 (m)	$ 4,838	$ 4,922
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (m)	1,330	1,337
		6,259
Media - 0.2%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (m)	3,370	3,370
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (m)	304	303
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (m)	1,225	1,223
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (m)	6,025	5,302
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (m)	4,970	4,964
		15,162
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (m)	10,511	10,576
Michaels Stores, Inc. Tranche B1, term loan 2.8233% 10/31/13 (m)	9,518	9,518
		20,094
TOTAL CONSUMER DISCRETIONARY		47,154
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (m)	2,080	2,080
Tranche B 1LN, term loan 6.2666% 2/21/18 (m)	375	377
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (m)	1,560	1,570
U.S. Foodservice term loan 5.75% 3/31/17 (m)	7,366	7,338
		11,365
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.2972% 1/31/19 (m)	2,251	2,263
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (m)	4,288	4,277
		6,540
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (m)	$ 7,110	$ 7,182
TOTAL CONSUMER STAPLES		25,087
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/30/18 (m)	5,320	5,400
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (m)	9,675	9,482
		14,882
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (m)	14,755	14,848
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (m)	3,439	3,457
		18,305
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (m)	12,635	12,509
Tranche 2nd LN, term loan 9% 5/24/19 (m)	7,510	7,614
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (m)	8,620	8,792
		28,915
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2953% 10/10/13 (m)	305	285
Credit-Linked Deposit 4.5453% 10/10/16 (m)	616	575
term loan 4.77% 10/10/16 (m)	8,819	8,224
		9,084
TOTAL FINANCIALS		56,304
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (m)	6,217	6,202
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (m)	12,336	12,336
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (m)	$ 7,140	$ 7,149
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (m)	28,242	27,959
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (m)	2,243	2,237
		55,883
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (m)	11,047	11,158
TOTAL HEALTH CARE		67,041
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (m)	1,511	1,511
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (m)	7,968	7,450
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (m)	9,821	9,453
US Airways Group, Inc. term loan 2.7418% 3/23/14 (m)	9,127	8,420
		25,323
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (m)	4,288	4,272
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	13,902	13,068
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (m)	973	973
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (m)	7,954	7,954
Road & Rail - 0.1%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (m)	4,545	4,579
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (m)	$ 568	$ 566
Tranche D, term loan 5/13/14 (t)	1,000	996
		1,562
TOTAL INDUSTRIALS		59,242
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (m)	11,145	11,006
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (m)	2,399	2,330
Flextronics International Ltd.:
Tranche B A1, term loan 2.4913% 10/1/14 (m)	1,005	995
Tranche B A2, term loan 2.4913% 10/1/14 (m)	88	87
Tranche B A3, term loan 2.494% 10/1/14 (m)	102	101
Tranche B-A, term loan 2.4938% 10/1/14 (m)	3,497	3,462
		6,975
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.494% 12/1/16 (m)	15,910	15,432
NXP BV:
term loan 4.5% 3/4/17 (m)	5,207	5,090
Tranche A 2LN, term loan 5.5% 3/4/17 (m)	6,109	6,102
Tranche A6, term loan 5.25% 3/19/19 (m)	13,325	13,192
		39,816
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (m)	7,164	7,128
Tranche B 2LN, term loan 10.5793% 6/11/18 (m)	1,495	1,525
Lawson Software, Inc. Tranche B, term loan 6.25% 3/29/18 (m)	8,935	8,971
		17,624
TOTAL INFORMATION TECHNOLOGY		75,421
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (m)	$ 805	$ 809
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (m)	340	342
		1,151
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (m)	7,031	7,048
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (m)	1,385	1,397
		8,445
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2418% 4/3/15 (m)	15,369	15,023
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (m)	1,290	1,284
TOTAL MATERIALS		25,903
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (m)	4,339	4,328
Intelsat Jackson Holdings SA:
term loan 3.2418% 2/1/14 (m)	5,950	5,831
Tranche B, term loan 5.25% 4/2/18 (m)	9,803	9,877
		20,036
UTILITIES - 0.7%
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7428% 10/10/17 (m)	91,212	50,737
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (m)	$ 6,808	$ 6,791
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (m)	7,896	7,906
		14,697
TOTAL UTILITIES		65,434
TOTAL FLOATING RATE LOANS (Cost $469,464)		456,504
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)	5,126	4,844
Goldman Sachs 1.25% 12/14/19 (m)	5,422	5,124
0% 12/14/19 (m)	831	786
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,965)		10,754
Fixed-Income Funds - 1.2%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $74,663)	1,091,492	110,557
Preferred Securities - 0.3%
Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 6,525	7,037
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	1,675	1,827
Preferred Securities - continued
Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (i)(m)	$ 5,365	$ 5,571
8.125% (i)(m)	3,520	3,724
		9,295
TOTAL FINANCIALS		11,122
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	6,925	6,970
TOTAL PREFERRED SECURITIES (Cost $22,286)		25,129
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.14% (b) (Cost $312,371)	312,371,152	312,371
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.05%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (c)	$ 232,833	$ 232,832
0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	7,949	7,949
TOTAL CASH EQUIVALENTS (Cost $240,781)		240,781
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $9,343,564)		9,701,504
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(229,526)
NET ASSETS - 100%		$ 9,471,978
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
254 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 32,889	$ (243)
654 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	143,972	(73)
TOTAL TREASURY CONTRACTS		$ 176,861	$ (316)

The face value of futures purchased as a percentage of net assets is 1.9%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,831,521,000 or 19.3% of net assets.

(i) Security is perpetual in nature with no stated maturity date.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $56,232,000 or 0.6% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $508,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Quantity represents share amount.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,000,000 and $996,000, respectively. The coupon rate will be determined at time of settlement.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,996,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 20,936
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 505
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$232,832,000 due 4/02/12 at 0.05%
Barclays Capital, Inc.	$ 69,898
HSBC Securities (USA), Inc.	75,561
Mizuho Securities USA, Inc.	87,373
$ 232,832
$7,949,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 2,203
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,606
UBS Securities LLC	4,140
$ 7,949
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 168
Fidelity Floating Rate Central Fund	1,384
Total	$ 1,552
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 107,294	$ -	$ -	$ 110,557	6.5%
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,304	$ 14,372	$ 3,683	$ 5,249
Financials	22,689	-	22,689	-
Industrials	16,315	9,997	-	6,318
Information Technology	598	598	-	-
Materials	26,306	18,490	3,731	4,085
Utilities	167	167	-	-
Corporate Bonds	3,717,348	-	3,716,486	862
U.S. Government and Government Agency Obligations	2,034,796	-	2,034,796	-
U.S. Government Agency - Mortgage Securities	136,276	-	136,276	-
Asset-Backed Securities	2,509	-	2,509	-
Collateralized Mortgage Obligations	386,887	-	386,887	-
Commercial Mortgage Securities	63,391	-	63,391	-
Foreign Government and Government Agency Obligations	2,114,822	-	2,112,162	2,660
Floating Rate Loans	456,504	-	456,504	-
Sovereign Loan Participations	10,754	-	10,754	-
Fixed-Income Funds	110,557	110,557	-	-
Preferred Securities	25,129	-	25,129	-
Other	-	-	-	-
Money Market Funds	312,371	312,371	-	-
Cash Equivalents	240,781	-	240,781	-
Total Investments in Securities:	$ 9,701,504	$ 466,552	$ 9,215,778	$ 19,174
Derivative Instruments:
Liabilities
Futures Contracts	$ (316)	$ (316)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 36,396
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	4,725
Cost of Purchases	1,328
Proceeds of Sales	(67)
Amortization/Accretion	(6)
Transfers in to Level 3	-
Transfers out of Level 3	(23,203)
Ending Balance	$ 19,174
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 4,725

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $9,309,705,000. Net unrealized appreciation aggregated $391,799,000, of which $558,842,000 related to appreciated investment securities and $167,043,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012